As filed with the U.S. Securities and Exchange Commission on August 7, 2018

Registration No. 333-225913

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

IVY FUNDS

IVY GLOBAL INCOME ALLOCATION FUND

6300 LAMAR AVENUE

OVERLAND PARK, KANSAS 66202-4200

Dear Shareholder:

As a shareholder of the Ivy Global Income Allocation Fund, you are invited to vote on a proposal to reorganize your Fund into the Ivy Asset Strategy Fund. Your Fund will hold a special meeting of shareholders on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas 66202 at 2:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged Donnelley Financial Solutions / Mediant Communications, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on November 1, 2018. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Philip J. Sanders, President, Ivy Funds

August 21, 2018

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 1, 2018

Ivy Global Income Allocation Fund

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Global Income Allocation Fund will be held at 2:00 p.m. Central Time on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas (the “Meeting”) for this purpose:

1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy Global Income Allocation Fund to, and the assumption of all of the liabilities of the Ivy Global Income Allocation Fund by, the Ivy Asset Strategy Fund in exchange for shares of the Ivy Asset Strategy Fund and the distribution of such shares to the shareholders of the Ivy Global Income Allocation Fund in complete liquidation of the Ivy Global Income Allocation Fund (the “Proposal”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Proposal is discussed in detail in the Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) attached to this notice. Please read the Prospectus/Proxy Statement carefully for information concerning the Proposal. The persons named as proxy will vote in his/her discretion on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

Shareholders of record at the close of business on July 25, 2018 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

Each shareholder is invited to attend the Meeting in person. Whether or not you plan to be present at the Meeting, we urge you to complete, sign and date the enclosed proxy card, and return it in the accompanying postage-paid envelope as promptly as possible, or take advantage of the telephonic or electronic voting procedures described on the proxy card. If you vote by proxy and later desire to change your vote or vote in person, you may revoke your proxy at any time prior to its exercise at the Meeting.

In the event that a quorum is not present at the Meeting, if the Ivy Global Income Allocation Fund has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

By order of the Board of Trustees of the Ivy Funds,

Jennifer K. Dulski,

Secretary

August 21, 2018

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

August 7, 2018

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202

1-800-777-6472

Transfer of all of the Assets and Liabilities of the

Ivy Global Income Allocation Fund

by and in Exchange for Shares of the

Ivy Asset Strategy Fund,

each, a series of Ivy Funds

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the Ivy Global Income Allocation Fund (the “Global Income Fund”), a series of the Ivy Funds (the “Trust”), in connection with the solicitation of proxies by the Board of Trustees (the “Board,” and its members, the “Trustees”) of the Trust for use at a special meeting of shareholders of the Global Income Fund and any adjournments or postponements thereof (the “Meeting”).

The Meeting is scheduled to occur at 2:00 p.m., Central Time on November 1, 2018 at the offices of the Trust, 6300 Lamar Avenue, Overland Park, Kansas. The purpose of the Meeting is as follows:

1. To approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the Global Income Fund to, and the assumption of all of the liabilities of the Global Income Fund by, the Ivy Asset Strategy Fund (the “Asset Strategy Fund”) in exchange for shares of the Asset Strategy Fund and the distribution of such shares to the shareholders of the Global Income Fund in complete liquidation of the Global Income Fund (the “Reorganization”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has approved the Reorganization Plan and the Reorganization.

Shareholders of record of the Global Income Fund at the close of business on July 25, 2018 are entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. This Prospectus/Proxy Statement, the proxy card(s) and the accompanying Notice of Special Meeting of Shareholders were first mailed or given to shareholders of record of the Global Income Fund on or about August 21, 2018. The Board requests that shareholders of the Global Income Fund vote their shares by completing and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

This Prospectus/Proxy Statement provides information that a shareholder of the Global Income Fund should know before voting on the proposal to approve the Reorganization Plan and sets forth concisely information about the Asset Strategy Fund that a prospective investor ought to know before investing. You should read this Prospectus/Proxy Statement and it should be retained for future reference. It is both a proxy statement for the Reorganization and a prospectus for the Asset Strategy Fund. If the Reorganization of the Global Income Fund occurs, you will become a shareholder of the Asset Strategy Fund. If the Reorganization Plan is approved by the shareholders of the Global Income Fund and the Reorganization occurs, the Global Income Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Asset Strategy Fund in exchange for shares of the same class of shares of the Asset Strategy Fund with the same aggregate net asset value (“NAV”) as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Global Income Fund will be distributed pro rata to the Global Income Fund’s shareholders of the corresponding class.

The Global Income Fund and Asset Strategy Fund (each, a “Fund,” and together, the “Funds”) are each a series of the Trust, a registered, open-end management investment company organized as a Delaware statutory trust. The investment objective of the Global Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The investment objective of the Asset Strategy Fund is to seek to provide total return. The Funds have similar principal investment strategies and principal investment risks and identical fundamental investment restrictions.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

•

The Prospectus for the funds of Trust dated July 31, 2018, relating to the Funds (as supplemented to date) (the “Ivy Funds Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-18-227777).

•	The Statement of Additional Information (“SAI”) dated August 7, 2018, relating to the Reorganization.

The following documents have been filed with the SEC and are incorporated by reference into the SAI:

•

The Statement of Additional Information for the funds of the Trust dated July 31, 2018, relating to the Funds (as supplemented to date) (the “Ivy Funds SAI”) (previously filed on EDGAR, Accession Nos. 0001193125-18-227777).

•	The audited financial statements included in the Funds’ Annual Report to shareholders, relating to the Funds, dated March 31, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-187465).

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of either Fund at:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for the Ivy Funds at www.ivyinvestments.com. Text-only versions of the Ivy Funds documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the SEC’s

Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SYNOPSIS

This Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “THE PROPOSAL – Approval of the Reorganization of the Ivy Global Income Allocation Fund into the Ivy Asset Strategy Fund – Terms of the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

What is being proposed?

Both the Global Income Fund and the Asset Strategy Fund are series of the Trust, an open-end, registered investment company. The Board is recommending that shareholders of the Global Income Fund approve the Reorganization Plan and the resulting Reorganization, in which the Asset Strategy Fund would acquire all of the assets and liabilities of the Global Income Fund in exchange for shares of the Asset Strategy Fund (the “Proposal”). The Global Income Fund, in turn, will distribute shares of the Asset Strategy Fund to shareholders of the Global Income Fund in liquidation, and shareholders of the Global Income Fund will become shareholders of the Asset Strategy Fund. Your shares of the Global Income Fund will be cancelled. Pursuant to the Reorganization Plan, you will receive shares of the Asset Strategy Fund with an aggregate NAV equal to the aggregate NAV of your Global Income Fund shares as of the close of business on the business day before the closing of the Reorganization.

What is the Board’s recommendation regarding the Proposal?

At a meeting held on June 26, 2018, the Board, on behalf of the Global Income Fund, considered the Proposal to reorganize the Global Income Fund with and into the Asset Strategy Fund, approved the Reorganization Plan, and voted to recommend that shareholders of the Global Income Fund vote to approve the Reorganization Plan. For the reasons summarized immediately below and discussed in more detail in the section below titled “THE PROPOSAL – Approval of the Reorganization of the Ivy Global Income Allocation Fund into the Ivy Asset Strategy Fund – Reasons for the Reorganization,” the Board, including the Independent Trustees, has determined that participation in the Reorganization is in the best interests of the Global Income Fund. The Board also concluded that no dilution in value would result for the shareholders of the Global Income Fund as a result of the Reorganization.

In making its recommendation, what factors did the Board consider?

The Board approved the Reorganization Plan and the Reorganization because it offers shareholders of the Global Income Fund the opportunity to invest in a combined larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Reorganization, the Board also considered the following factors, among others:

–

Reorganization Expenses Allocated Between the Funds. The total amount of the expenses for the Reorganization is estimated to be approximately $181,000. The total amount of the expenses for the Reorganization will be evenly split between the Global Income Fund and the Asset Strategy Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the Global Income Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and aside from normal portfolio turnover. Due to differences between the investment strategies of the Global Income Fund and the Asset Strategy Fund, IICO currently estimates that approximately 50% of the Global Income Fund’s portfolio assets will be sold by the post-Reorganization Asset Strategy Fund after the closing of the Reorganization as a part of a portfolio repositioning and separate from normal portfolio turnover. IICO believes that any portfolio transaction costs incurred due to the repositioning, both before and after the Reorganization, will be approximately $153,553 or 0.30% (30 basis points) of annual fund operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

–

Expense Comparison. By reorganizing into the Asset Strategy Fund, it is expected that former Global Income Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the Global Income Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

	Ivy Global Income Allocation Fund (Target Fund)*	Ivy Asset Strategy Fund (Acquiring Fund)	Ivy Asset Strategy Fund (After the Reorganization)*
Class A shares	1.42%	1.11%	1.13%
Class B shares	2.29%	1.89%	1.89%
Class C shares	2.06%	1.87%	1.86%
Class E shares	1.48%	1.01%	1.03%
Class I shares	1.11%	0.83%	0.84%
Class N shares	0.95%	0.76%	0.69%
Class R shares	1.70%	1.43%	1.44%
Class Y shares	1.34%	1.08%	1.08%

*

The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement for Global Income Fund includes Acquired Fund Fees and Expenses (“AFFE”) of 0.17% (17 basis points), which are calculated based on the total expense ratio for the most recent fiscal period of each business development company in which the Global Income Fund invested during the last fiscal year. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement for Asset Strategy Fund (after the Reorganization) include 0.03% (3 basis points) of AFFE. For more information please see the section titled “COMPARISON OF THE FUNDS – Comparison of Shareholder Fees and Annual Fund Operating Expenses.”

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of the Global Income Fund shareholders.

–

Tax-Free Reorganization. The Reorganization is expected to be tax-free for shareholders of the Global Income Fund who remain shareholders of the Asset Strategy Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes.

For a more detailed discussion of the considerations of the Board, see the section below titled “THE PROPOSAL – Approval of the Reorganization of the Ivy Global Income Allocation Fund into the Ivy Asset Strategy Fund – Reasons for the Reorganization.”

When will the shareholder Meeting and the Reorganization take place?

The Meeting has been called for November 1, 2018 to consider the approval of the Reorganization. If Global Income Fund’s shareholders approve the Reorganization, the Reorganization is currently scheduled to take place on or around November 5, 2018. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Asset Strategy Fund account number and number of shares owned.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the Global Income Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Global Income Fund, and the Global Income Fund will continue to operate. The Board will then consider such actions as it deems necessary or appropriate, including, but not limited to, liquidation of the Global Income Fund.

How will shareholder voting be handled?

Shareholders who own shares of the Global Income Fund at the close of business on July 25, 2018 (the “Record Date”) will be entitled to vote at the Meeting and will be entitled to one vote for each dollar (and a proportionate fractional vote for each fraction of a dollar) of the NAV of each share (including fractional shares) that they hold. Approval of the Reorganization by the Global Income Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Global Income Fund or (ii) 67% or more of the outstanding shares of the Global Income Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Global Income Fund are present or represented by proxy.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or if eligible, via the Internet by following the on-line instructions. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the section below titled “VOTING INFORMATION.”

What Asset Strategy Fund shares will I receive in the Reorganization?

Under the Reorganization Plan, Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Global Income Fund will be reorganized into the corresponding Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Asset Strategy Fund. The shares of the Asset Strategy Fund you receive in exchange for your Global Income Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective Global Income Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Asset Strategy Fund. The rights of the shareholders of each Fund are identical since each Fund is a series of the Trust. The purchase and exchange privileges of the Global Income Fund are identical to those currently offered by the Asset Strategy Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Distributions by the Asset Strategy Fund will continue to be paid on the same schedule after the Reorganization as they are currently. Each Fund distributes net investment income quarterly. Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed annually by each Fund in December.

For more information on the characteristics of the Asset Strategy Fund shares you will receive, please see the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

How do the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks compare?

The following summarizes the primary similarities and differences in the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and risks.

Investment Objectives:

The investment objectives of the Funds are similar. The investment objective of the Global Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The investment objective of the Asset Strategy Fund is to seek to provide total return.

Principal Investment Strategies:

The principal investment strategies of the Funds are similar. The Funds both seek to achieve their investment objectives by investing in equity and debt instruments, though the Asset Strategy Fund may also invest in precious metals and commodities. The Global Income Fund invests principally in equity and debt securities issued by companies and governments of any size, which Ivy Investment Management Company (“IICO”) believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. The Global Income Fund ordinarily invests at least 35% of its total assets in equity investments and, under normal market conditions, invests its equity portion primarily in dividend-paying equity securities across the globe. The Global Income Fund also ordinarily invests at least 25% of its total assets in fixed-income securities, which may include loan participations and other loan instruments, and may invest up to 35% of its total assets in non-investment grade (i.e., low-rated) debt securities.

The Asset Strategy Fund allocates its assets among different asset classes of varying correlation around the globe. The investment process begins in the Equity Sleeve, where a portion of the Fund’s assets are invested in global equity securities that IICO believes can outperform the Asset Strategy Fund’s benchmark index, the MSCI ACWI Index, over a full market cycle. The Asset Strategy Fund’s remaining assets are then invested in the Diversifying Sleeve, where the Fund’s assets are invested in various additional asset classes, including global fixed-income securities, United States Treasury instruments, precious metals, commodities and cash. IICO may allocate the Asset Strategy Fund’s investments among these different types of securities in different proportions at different times, but generally seeks to invest 50% – 80% of the Fund’s total assets (with a long-term target of approximately 65%) in the Equity Sleeve and 20% – 50% of the Fund’s total assets (with a long-term target of approximately 35%) in the Diversifying Sleeve.

Subject to diversification limits, the Asset Strategy Fund also may invest up to 10% of its total assets in precious metals. The Asset Strategy Fund gains exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a wholly-owned subsidiary organized in the Cayman Islands.

Under normal circumstances, the Global Income Fund invests at least 40% (or if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers, and may invest up to 100% of its total assets in foreign securities, including, to a lesser extent, in companies and governments in countries with new or comparatively undeveloped and emerging economies. The Asset Strategy Fund will invest at least 30% of its assets, and may invest up to

75% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar, including issuers located in and/or generating revenue from emerging markets.

For both Funds, in determining whether to sell a security, IICO may sell a security to reduce a Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash. For the Global Income Fund, IICO may also sell a security it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the leadership of the company or government has weakened, and/or there exists political or economic instability in the issuer’s country. For the Asset Strategy Fund, IICO considers many factors in determining whether to sell a security within the Equity Sleeve, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity or increased competition. Within the Diversifying Sleeve, IICO generally sells assets when, in IICO’s view, such assets no longer have the ability to provide equity-like returns or no longer provide the desired portfolio diversification. For the Asset Strategy Fund, IICO may also sell a security if the price of the security reaches what IICO believes is fair value.

For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Strategies.”

Fundamental Investment Restrictions:

The fundamental investment restrictions of the Global Income Fund and the Asset Strategy Fund are identical. For more information, see “COMPARISON OF THE FUNDS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Risks:

The principal investment risks of the Global Income Fund and the Asset Strategy Fund are similar. The Funds disclose the following principal risks in common: Company Risk , Credit Risk, Emerging Markets Risk, Foreign Currency Risk, Foreign Exposure Risk, Foreign Securities Risk, Interest Rate Risk, Large Company Risk, Loan Risk, Low-Rated Securities Risk, Management Risk, Market Risk and Value Stock Risk.

However, as noted above, there are differences between the principal investment strategies of each Fund, which make the Funds have differing risk profiles. Since the Global Income Fund seeks to invest primarily in income-producing securities and tends to have more exposure to companies in the financial sector, the Global Income Fund also discloses Depositary Receipts Risk, Dividend-Paying Stock Risk, Financials Sector Risk, Reinvestment Risk and Sector Risk as additional principal investment risks of the Fund. Additionally, since the Asset Strategy Fund seeks to invest across all asset classes and gains exposure to precious metals and commodities markets by investing in a subsidiary, the Asset Strategy Fund also discloses Commodities Risk, Growth Stock Risk, Holdings Risk, Liquidity Risk, Mortgage-Backed and Asset-Backed Securities Risk, Subsidiary Investment Risk and U.S. Government Securities Risk. For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Risks.”

Will the Reorganization result in a higher investment management fee rate and higher fund expense rates immediately following the Reorganization?

No. The current investment management fees paid by the Global Income Fund and the Asset Strategy Fund are 0.70% and 0.63%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the Asset Strategy Fund will be 0.62% due to the combination of the Global Income Fund’s and Asset Strategy Fund’s assets, which allows the Asset Strategy Fund to benefit from an investment management fee breakpoint.

As shareholders of the Asset Strategy Fund, shareholders of the Global Income Fund will be subject to an investment management fee breakpoint schedule that is less favorable than the investment management fee breakpoint schedule of the Global Income Fund after the Asset Strategy Fund’s net assets exceed $5 billion. However, the combined Fund will have a better opportunity to reach additional breakpoints in the investment management fee than the current Global Income Fund would without the Reorganization. For more information on the management fee breakpoints, see “COMPARISON OF THE FUNDS – Management of the Funds.”

After the Reorganization, shareholders of each class of shares will be subject to the same or lower annual fund operating expenses than had been experienced as shareholders of the Global Income Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS – Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Proxy Statement.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free to you for federal income tax purposes. This means that neither shareholders nor the Global Income Fund is expected to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, the Global Income Fund will declare and pay a distribution of substantially all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carry-forwards), if any, to its shareholders. The cost basis and holding period of the Global Income Fund shares are expected to carry over to your new shares in the Asset Strategy Fund.

Will the services provided by IICO change?

No. IICO currently manages both the Global Income Fund and the Asset Strategy Fund and will continue to serve as the investment manager of the Asset Strategy Fund following the Reorganization. W. Jeffery Surles is the portfolio manager of the Global Income Fund. F. Chace Brundige and Mr. Surles are the portfolio managers of the Asset Strategy Fund and will continue to serve as portfolio managers of the Asset Strategy Fund after the Reorganization. The Funds have the same principal underwriter, accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the Asset Strategy Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are the same.

Will there be any sales charge, commission or other transaction fee in connection with the Reorganization?

No. There will be no sales charge, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the Global Income Fund will be exchanged for full and fractional corresponding shares of the Asset Strategy Fund having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Trust without the payment of an additional initial sales charge or additional contingent deferred sales charge (“CDSC”), for as long as you own your shares of the Asset Strategy Fund.

However, for Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Global Income Fund. Class E, Class I, Class N, Class R and Class Y shares of the Funds are not subject to a CDSC.

Are there any significant differences between shares of the Asset Strategy Fund and Global Income Fund?

No. The procedures for purchasing, exchanging and redeeming your shares of the Asset Strategy Fund will be the same after the Reorganization as they are currently for the Global Income Fund. In addition, the sales charge, distribution plan and administrative services plan structures for the Funds are identical. For more information, see the section entitled “COMPARISON OF THE FUNDS – Comparison of Share Class Characteristics, Shareholder Transactions and Services” and the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

Can I still add to my existing Global Income Fund account until the Reorganization?

Yes. Global Income Fund shareholders may continue to make additional investments until the closing, which is anticipated to be on or about November 5, 2018 (the “Closing Date”). However, the Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Additionally, the Board may determine to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the Global Income Fund is expected to be closed to new shareholders as of October 31, 2018.

Will I need to open an account in the Asset Strategy Fund prior to the Reorganization?

No. An account will be set up in your name and your shares of the Global Income Fund will automatically be converted to corresponding shares of the Asset Strategy Fund. You will receive confirmation of your new account in the Asset Strategy Fund following the Reorganization.

Will my cost basis change as a result of the Reorganization?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the Global Income Fund, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Will either Fund pay fees associated with the Reorganization?

Yes. The total amount of the expenses for the Reorganization is estimated to be approximately $181,000. The total amount of the expenses for the Reorganization will be evenly split between the Global Income Fund and the Asset Strategy Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

What if I want to exchange my shares into another fund of the Trust prior to the Reorganization?

You may exchange your shares into another fund of the Trust before the Closing Date (on or about November 5, 2018) in accordance with your preexisting exchange privileges. If you choose to exchange your shares of the Global Income Fund for another fund in the Trust, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-advantaged account, such as an individual retirement account. Exchanges may be subject to minimum investment requirements and/or sales loads. This is not an offer to sell shares of other funds of the Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully.

COMPARISON OF THE FUNDS

This section provides a comparison of each Fund, including but not limited to, each Fund’s shareholder fees, annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, and historical performance. Please note that this is only a brief discussion. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. The shareholder fees presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of the amount invested or their redemption value, as applicable. However, you will not have to pay any sales charge on any shares of the Asset Strategy Fund received as part of the Reorganization.

Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the tables below represent annualized expenses for the Global Income Fund and the Asset Strategy Fund, as well as those estimated for the Asset Strategy Fund on a pro forma basis, assuming shareholder approval of the Reorganization and consummation of the Reorganization. The Annual Fund Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Global Income Fund with the Asset Strategy Fund and to analyze the estimated expenses that the Asset Strategy Fund expects to bear following the Reorganization.

The current investment management fees paid by the Global Income Fund and the Asset Strategy Fund are 0.70% and 0.63%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the Asset Strategy Fund will be 0.62% due to the combination of the Global Income Fund’s and Asset Strategy Fund’s assets, which allows the Asset Strategy Fund to benefit from an investment management fee breakpoint.

As shareholders of the Asset Strategy Fund, shareholders of the Global Income Fund will be subject to an investment management fee breakpoint schedule that is less favorable than the investment management fee breakpoint schedule of the Global Income Fund after the Asset Strategy Fund’s net assets exceed $5 billion. However, the combined Fund will have a better opportunity to reach additional breakpoints in the investment management fee than the current Global Income Fund would without the Reorganization.

The Annual Fund Operating Expenses shown in the table below are based on the expenses of each Fund for the twelve-month period ended March 31, 2018. Also shown are the Annual Fund Operating Expenses projected for the Asset Strategy Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on April 1, 2017, and had a year of combined operations, and excluding the effect of any Reorganization expenses.

Shareholder Fees

(fees paid directly from your investment)

	Ivy Global Income Allocation Fund (Target Fund)					Ivy Asset Strategy Fund (Acquiring Fund)					Ivy Asset Strategy Fund after Reorganization with the Ivy Global Income Allocation Fund (pro forma combined)
	Class A Shares	Class B Shares*	Class C Shares	Class E Shares		Class A Shares	Class B Shares*	Class C Shares	Class E Shares		Class A Shares	Class B Shares*	Class C Shares		Class E Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None	2.50%		5.75%	None	None	2.50%		5.75%	None	None		2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]	None		1.00%[1]	5.00%[1]	1.00%[1]	None		1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	None	$20	[2]	$20 [2]	None	None	$20	[2]	$20 [2]	None	$20	[2]	$20	[2]

	Ivy Global Income Allocation Fund (Target Fund)				Ivy Asset Strategy Fund (Acquiring Fund)				Ivy Asset Strategy Fund after Reorganization with the Ivy Global Income Allocation Fund (pro forma combined)
	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Ivy Global Income Allocation Fund (Target Fund)				Ivy Asset Strategy Fund (Acquiring Fund)				Ivy Asset Strategy Fund after Reorganization with the Ivy Global Income Allocation Fund (pro forma combined)
	Class A Shares	Class B Shares*	Class C Shares	Class E Shares	Class A Shares	Class B Shares*	Class C Shares	Class E Shares	Class A Shares	Class B Shares*	Class C Shares	Class E Shares
Management Fee	0.70%	0.70%	0.70%	0.70%	0.63%	0.63%	0.63%	0.63%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.25%	1.00%	1.00%	0.25%	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.30%	0.42%	0.19%	0.51%	0.23%[7]	0.26%[7]	0.24%[7]	0.40%[7]	0.23%[7]	0.24%[7]	0.21%[7]	0.37%[7]
Acquired Fund Fees and Expenses	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	None	None	None	None	0.03%[3]	0.03%[3]	0.03%[3]	0.03%[3]
Total Annual Fund Operating Expenses	1.42%[4]	2.29%[4]	2.06%[4]	1.63%[4,5]	1.11%	1.89%	1.87%	1.28%[9]	1.13%	1.89%	1.86%	1.27%[9]
Fee Waiver and/or Expense Reimbursement	None	None	None	0.15%[5]	None	None	None	0.27%[9]	None	None	None	0.24%[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	2.29%	2.06%	1.48%[5]	1.11%[8]	1.89%[8]	1.87%[8]	1.01%[8,9]	1.13%[10]	1.89%[10]	1.86%[10]	1.03%[9,10]

	Ivy Global Income Allocation Fund (Target Fund)				Ivy Asset Strategy Fund (Acquiring Fund)				Ivy Asset Strategy Fund after Reorganization with the Ivy Global Income Allocation Fund (pro forma combined)
	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Management Fee	0.70%	0.70%	0.70%	0.70%	0.63%	0.63%	0.63%	0.63%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	None	None	0.50%	0.25%	None	None	0.50%	0.25%	None	None	0.50%	0.25%
Other Expenses	0.24%	0.08%	0.33%	0.23%	0.20%[7]	0.13%[7]	0.30%[7]	0.20%[7]	0.19%[7]	0.04%[7]	0.29%[7]	0.18%[7]
Acquired Fund Fees and Expenses	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	None	None	None	None	0.03%[3]	0.03%[3]	0.03%[3]	0.03%[3]
Total Annual Fund Operating Expenses	1.11%[4]	0.95%[4]	1.70%[4]	1.35%[4,5,6]	0.83%	0.76%	1.43%	1.08%[11]	0.84%	0.69%[12]	1.44%	1.08%[11]
Fee Waiver and/or Expense Reimbursement	None	None	None	0.01%[5,6]	None	None	None	0.00%[11]	None	0.00%[12]	None	0.00%[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11	0.95%	1.70	1.34%[5,6]	0.83 [8]	0.76%[8]	1.43%[8]	1.08%[8,11]	0.84%[10]	0.69%[10,12]	1.44%[10]	1.08%[10,11]

*	Class B shares are not currently available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.
[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC’s most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through July 31, 2019, IICO, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.31% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[6]

Through July 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[7]	Other Expenses includes the expenses of any wholly-owned subsidiaries of the Ivy Asset Strategy Fund.
[8]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio based on the period including one-time expenses of the Fund were as follows: Class A shares 1.13%, Class B shares 1.91%, Class C shares 1.89%, Class I shares 1.15%, Class N shares 0.78%, Class R shares 1.45% and Class Y shares 1.10%.

[9]

Through July 31, 2020, IICO, IDI, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[10]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement ratio shown above does not include the effect of any Reorganization expenses because such expenses are one-time expenses of the Fund. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio, including the Reorganization expenses would be: Class A shares 1.13%, Class B shares 1.90%, Class C shares 1.87%, Class E shares 1.04%, Class I shares 0.84%, Class N shares 0.69%, Class R shares 1.45% and Class Y shares 1.09%.

[11]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[12]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Examples

These Examples are intended to help you compare the cost of investing in the Global Income Fund, the Asset Strategy Fund and the Asset Strategy Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Global Income Fund, the Asset Strategy Fund and the Asset Strategy Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Global Income Allocation Fund (Target Fund)	$711	$998	$1,307	$2,179
Ivy Asset Strategy Fund (Acquiring Fund)	$682	$908	$1,151	$1,849
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$684	$913	$1,161	$1,871
Class B Shares
Ivy Global Income Allocation Fund (Target Fund)	$632	$1,015	$1,325	$2,407
Ivy Asset Strategy Fund (Acquiring Fund)	$592	$894	$1,121	$2,008
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$592	$894	$1,121	$2,013
Class C Shares
Ivy Global Income Allocation Fund (Target Fund)	$209	$646	$1,108	$2,390
Ivy Asset Strategy Fund (Acquiring Fund)	$190	$588	$1,011	$2,190
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$189	$585	$1,006	$2,180

	1 Year	3 Years	5 Years	10 Years
Class E Shares
Ivy Global Income Allocation Fund (Target Fund)	$417	$797	$1,201	$2,322
Ivy Asset Strategy Fund (Acquiring Fund)	$370	$680	$1,009	$1,933
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$372	$655	$983	$1,903
Class I Shares
Ivy Global Income Allocation Fund (Target Fund)	$113	$353	$612	$1,352
Ivy Asset Strategy Fund (Acquiring Fund)	$85	$265	$460	$1,025
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$86	$268	$466	$1,037
Class N Shares
Ivy Global Income Allocation Fund (Target Fund)	$97	$303	$525	$1,166
Ivy Asset Strategy Fund (Acquiring Fund)	$78	$243	$422	$942
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$70	$221	$384	$859
Class R Shares
Ivy Global Income Allocation Fund (Target Fund)	$173	$536	$923	$2,009
Ivy Asset Strategy Fund (Acquiring Fund)	$146	$452	$782	$1,713
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$147	$456	$787	$1,724
Class Y Shares
Ivy Global Income Allocation Fund (Target Fund)	$136	$427	$738	$1,623
Ivy Asset Strategy Fund (Acquiring Fund)	$110	$343	$595	$1,317
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$110	$343	$595	$1,317

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Global Income Allocation Fund (Target Fund)	$711	$998	$1,307	$2,179
Ivy Asset Strategy Fund (Acquiring Fund)	$682	$908	$1,151	$1,849
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$684	$913	$1,161	$1,871
Class B Shares
Ivy Global Income Allocation Fund (Target Fund)	$232	$715	$1,225	$2,407
Ivy Asset Strategy Fund (Acquiring Fund)	$192	$594	$1,021	$2,008
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$192	$594	$1,021	$2,013
Class C Shares
Ivy Global Income Allocation Fund (Target Fund)	$209	$646	$1,108	$2,390
Ivy Asset Strategy Fund (Acquiring Fund)	$190	$588	$1,011	$2,190
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$189	$585	$1,006	$2,180
Class E Shares
Ivy Global Income Allocation Fund (Target Fund)	$417	$797	$1,201	$2,322
Ivy Asset Strategy Fund (Acquiring Fund)	$370	$680	$1,009	$1,933
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$372	$655	$983	$1,903
Class I Shares
Ivy Global Income Allocation Fund (Target Fund)	$113	$353	$612	$1,352
Ivy Asset Strategy Fund (Acquiring Fund)	$85	$265	$460	$1,025
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$86	$268	$466	$1,037

	1 Year	3 Years	5 Years	10 Years
Class N Shares
Ivy Global Income Allocation Fund (Target Fund)	$97	$303	$525	$1,166
Ivy Asset Strategy Fund (Acquiring Fund)	$78	$243	$422	$942
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$70	$221	$384	$859
Class R Shares
Ivy Global Income Allocation Fund (Target Fund)	$173	$536	$923	$2,009
Ivy Asset Strategy Fund (Acquiring Fund)	$146	$452	$782	$1,713
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$147	$456	$787	$1,724
Class Y Shares
Ivy Global Income Allocation Fund (Target Fund)	$136	$427	$738	$1,623
Ivy Asset Strategy Fund (Acquiring Fund)	$110	$343	$595	$1,317
Ivy Asset Strategy Fund (pro forma, assuming consummation of the Reorganization)	$110	$343	$595	$1,317

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the fiscal year ended March 31, 2018, the Asset Strategy Fund’s portfolio turnover rate was 34% of the average value of its portfolio and the Global Income Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Comparison of Investment Objectives

The investment objectives of the Funds are similar. The investment objective of the Global Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The investment objective of the Asset Strategy Fund is to seek to provide total return.

Comparison of Principal Investment Strategies

The principal investment strategies of the Global Income Fund are, in general, similar to those of the Asset Strategy Fund. The following information provides the principal investment strategies of the Global Income Fund and indicates whether the Asset Strategy Fund has the same principal investment strategies. If the principal investment strategies are not the same, any material differences are highlighted. While some of the investment strategies may appear to be dissimilar, the disclosure language for both Funds is intentionally broad to permit the portfolio managers the flexibility to invest in a variety of securities for the benefit of the respective Fund’s shareholders. The Global Income Fund and the Asset Strategy Fund have the same investment manager, IICO, which manages both Funds in a similar manner within these broad strategic guidelines. IICO seeks securities for each Fund that provide total return.

For more information concerning investment strategies and restrictions, see the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

Management Strategy. The Global Income Fund seeks to achieve its objective by investing in equity and debt securities issued by companies and governments of any size, which IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return.	Management Strategy. The Asset Strategy Fund seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. IICO begins its investment process by investing a portion of the Asset Strategy Fund’s assets in global equity securities that IICO believes can outperform the Asset Strategy Fund’s benchmark index, the MSCI ACWI Index, over a full market cycle (the Equity Sleeve). IICO then invests the Asset Strategy Fund’s remaining assets in various additional asset classes, including global fixed-income securities, United States Treasury

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

instruments, precious metals, commodities and cash (the Diversifying Sleeve), which seek to provide returns to the Asset Strategy Fund while having less correlation to the Equity Sleeve.

Unlike the Global Income Fund, the Asset Strategy Fund may seek exposure to a broader range of asset classes.

Portfolio Allocation. The Global Income Fund ordinarily invests at least 35% of its total assets in equity investments and at least 25% of its total assets in fixed-income securities, which may include loan participations and other loan instruments. The Global Income Fund may invest up to 35% of its total assets in non-investment grade (i.e., low-rated) debt securities.

The Global Income Fund considers the risk and reward trade-off among equities, fixed-income and cash in an effort to maximize total return through a combination of current income and capital appreciation. The allocation among asset classes is determined through a balance between a top-down outlook for the global economy and relative valuation.

Portfolio Allocation. IICO may allocate the Asset Strategy Fund’s investments among different types of securities in different proportions at different times, and may exercise a flexible strategy in selecting investments. However, IICO generally seeks to invest 50% – 80% of the Fund’s total assets (with a long-term target of approximately 65%) in the Equity Sleeve and 20% – 50% of the Fund’s total assets (with a long-term target of approximately 35%) in the Diversifying Sleeve. IICO may allocate the Asset Strategy Fund’s investments across different types of assets noted above in different proportions at different times (keeping in mind the general percentages noted above) and may exercise a flexible strategy in selecting investments. IICO does not intend to concentrate the Fund in any geographical region or industry sector; however, it is not limited by investment style or by the issuer’s location or industry sector.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

The Asset Strategy Fund may invest up to 35% of its total assets in high-yield/high-risk bonds, or junk bonds, as described more fully below, and, subject to the diversification limits, may invest only up to 10% of its total assets in precious metals as noted below.

Equity Investments. Regarding its equity investments, the Global Income Fund focuses on companies located in developed markets that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. Under normal market conditions, the Global Income Fund invests the equity portion of the Global Income Fund primarily in dividend-paying equity securities across the globe, mostly in dividend-paying common stocks.

Like the Asset Strategy Fund, the equity portion of the Global Income Fund may invest in both value-and growth-oriented companies. Unlike the Asset Strategy Fund, the Global Income Fund tends to have more exposure to value-oriented companies. In addition, similar to the Asset Strategy Fund, the equity portion of the Global Income Fund typically has more exposure to large-capitalization companies, though it may invest in companies of any size.

Equity Investments. With respect to the Equity Sleeve, IICO seeks what it believes are well-positioned companies with a strong and/or growing sustainable competitive advantage in attractive industries across the globe which IICO believes can exceed current earnings estimates. IICO looks for companies that are taking market share within their industries, which results in high levels of cash, as well as stable to improving margins and returns. IICO generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what IICO believes to be sustainable high free cash flow.

Similar to the Global Income Fund, the Asset Strategy Fund has the flexibility to invest in both growth and value companies. In addition, like the Global Income Fund, while the Asset Strategy Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

Fixed Income Investments. The Global Income Fund’s fixed income investments may include loan participations and other loan instruments, and may invest up to 35% of its total assets in non-investment grade (i.e., low-rated) debt securities. After analyzing interest rate, currency and economic conditions, IICO selects debt securities based on its judgment as to which securities are more likely to perform well under those conditions. IICO also considers the credit quality, coupon, maturity, duration, cash flow and issuer fundamentals of each debt security. In selecting debt securities, IICO has flexibility regarding bond type, quality, currency, country and maturity.

Fixed Income Investments. Within the Diversifying Sleeve, the Asset Strategy Fund has the flexibility to invest in a wide range of assets that, in IICO’s view, present attractive risk-adjusted returns as compared to the Equity Sleeve, and/or reduce the Asset Strategy Fund’s overall risk profile because such assets have less correlation to the assets within the Equity Sleeve. Diversifying assets are comprised of global fixed-income instruments, including investment grade and high yield (or junk) bonds, as well as emerging market, corporate and sovereign bonds and bank loans. Similar to the Global Income Fund, the Asset Strategy Fund may invest up to 35% of its total assets in high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

The Asset Strategy Fund may also invest in government securities issued by the U.S. Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or instrumentalities, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, as well as Treasury inflation-protected securities (TIPS), and cash.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

Permitted Investments. In an attempt to enhance return, the Global Income Fund also may invest, to a lesser extent, in securities not currently providing income or in companies and governments in countries with new or comparatively undeveloped and emerging economies. The Global Income Fund has the ability to invest across all aspects of a company’s capital structure.

Permitted Investments. Subject to diversification limits, the Asset Strategy Fund also may invest up to 10% of its total assets in precious metals.

Unlike the Global Income Fund, the Asset Strategy Fund gains exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary is wholly owned and controlled by the Asset Strategy Fund. The Asset Strategy Fund’s investment in the Subsidiary is expected to provide the Asset Strategy Fund with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the Federal tax requirements applicable to regulated investment companies, such as the Asset Strategy Fund. The Subsidiary is subject to the same general investment policies and restrictions as the Asset Strategy Fund, except that unlike the Asset Strategy Fund, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, it may use leveraged investment techniques.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

Foreign Investments. Under normal circumstances, the Global Income Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. The Global Income Fund may invest in U.S. and non-U.S. issuers (including depositary receipts of foreign issuers) and may invest up to 100% of its total assets in foreign securities.

Many of the companies in which the Global Income Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Global Income Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Global Income Fund is not invested directly in such markets.

Foreign Investments. Within each of the Equity Sleeve and the Diversifying Sleeve, the Fund may invest in U.S. and foreign securities. The Fund generally will invest at least 30% of its assets, and may invest up to 75%, in foreign securities and in securities denominated in currencies other than the U.S. dollar, including issuers located in and/or generating revenue from emerging markets.

The Asset Strategy Fund’s indirect exposure to foreign markets is the same as that of the Global Income Fund.

Buying Securities. In selecting equity securities for the Global Income Fund, IICO combines a top-down (assessing the market environment), macro approach with a bottom-up(researching individual issuers) stock selection process, and uses a combination of country analysis, sector and industry dynamics, and individual stock selection. IICO seeks to determine the most appropriate sectors and geographies to benefit from its top- down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals, management proficiency, competitive environment, and relative valuation.	Buying Securities. For the Asset Strategy Fund, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and seeks to find relative value across the asset classes noted above. Part of IICO’s investment process also includes a top-down (assessing the market and economic environment) analysis.

Ivy Global Income Allocation Fund (Target Fund)	Ivy Asset Strategy Fund (Acquiring Fund)

Selling Securities. Generally, in determining whether to sell an equity or a debt security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the leadership of the company or government has weakened, and/or there exists political or economic instability in the issuer’s country.

For both Funds, IICO also may sell a security to reduce a Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Selling Securities. Generally, in determining whether to sell a security within the Equity Sleeve, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. Within the Diversifying Sleeve, IICO generally sells assets when, in IICO’s view, such assets no longer have the ability to provide equity-like returns or no longer provide the desired portfolio diversification.

IICO also may sell a security if the price of the security reaches what IICO believes is fair value. Similar to the Global Income Fund, the Asset Strategy Fund may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities, or to raise cash.

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. The Global Income Fund and the Asset Strategy Fund have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry.

For more information concerning the Funds’ investment policies and restrictions, see the Ivy Funds Prospectus and Ivy Funds SAI.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to the Funds are described below. As previously noted, the Funds have similar investment objectives and similar principal investment strategies. An investment in the Global Income Fund involves similar risks as an investment in the Asset Strategy Fund, as noted below. However, as previously described, the Global Income Fund seeks to invest primarily in income-producing securities and tends to have more exposure to companies in the financial sector. The Asset Strategy Fund seeks to invest across all asset classes, including in derivative instruments and foreign currencies, and gains exposure to precious metals and commodities markets by investing in a subsidiary. Therefore, both the Global Income Fund and the Asset Strategy Fund are subject to additional risks as shown below.

The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The Funds have the following principal investment risks in common:

Company Risk	Foreign Currency Risk	Interest Rate Risk	Low-Rated Securities Risk

Credit Risk	Foreign Exposure Risk	Large Company Risk	Management Risk

Emerging Markets Risk	Foreign Securities Risk	Loan Risk	Market Risk

Value Stock Risk

Common Risks. Below are descriptions of the principal investment risks common to both Funds:

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Credit Risk – An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Foreign Exposure Risk – The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial legal, and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.

Interest Rate Risk – A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

Large Company Risk – Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Loan Risk – In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. The risks associated with loans are similar to the risks of low-rated debt securities or “junk” bonds since loans typically are below investment grade. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be difficult to value, sometimes trade infrequently on the secondary market and generally are subject to extended settlement periods. Any of these Factors may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Accordingly, loans that have been sold may not be immediately available to meet redemptions. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of the collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy and other insolvency laws. These risks could cause the Fund to lose income or principal on a particular investment, which could affect the Fund’s returns. In addition, loans also are subject to the risk that a court could subordinate the loan to presently existing or future indebtedness or take other action detrimental to the holders of the loan. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.

With loan assignments, as an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

Low-Rated Securities Risk – In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

Management Risk – Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments.

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

The Global Income Fund (but not the Asset Strategy Fund Fund) also is subject to the following additional principal investment risks:

Depositary Receipts Risk	Financials Sector Risk	Sector Risk

Dividend-Paying Stock Risk	Reinvestment Risk

Global Income Fund Risks. Below is the description of the principal investment risks that apply only to the Global Income Fund:

Depositary Receipts Risk – Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) generally are subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted.

Dividend-Paying Stock Risk – Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Financials Sector Risk – Investment risks associated with investing in securities in the financials sector, in addition to other risks, include extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased interindustry consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.

Reinvestment Risk – A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

The Asset Strategy Fund (but not the Global Income Fund) also is subject to the following additional principal investment risks:

Commodities Risk	Holdings Risk	Mortgage-Backed and Asset-Backed Securities Risk

Growth Stock Risk	Liquidity Risk	Subsidiary Investment Risk

U.S. Government Securities Risk

Asset Strategy Fund Risks. Below is the description of the principal investment risks that apply only to the Asset Strategy Fund:

Commodities Risk – Commodity trading, including trading in precious metals, generally is considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are resource availability, commodity price volatility, speculation in the commodities markets, cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, the Fund may not derive more than 10% of its annual gross income from gains(without regard to losses) resulting from selling or otherwise disposing of commodities (and other “non-qualifying” income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Holdings Risk – The Fund’s Equity Sleeve typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund’s Equity Sleeve invested in a larger number of securities.

Liquidity Risk – Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.

Mortgage-Backed and Asset-Backed Securities Risk – Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Fund’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Subsidiary Investment Risk – By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by IICO, it is unlikely that the Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. Although, under the Federal tax law, the Fund may not derive more than 10% of its annual gross income from gains resulting from selling or otherwise disposing of commodities (and other “non-qualifying” income), the Fund has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Fund receives from the Subsidiary should constitute “qualifying” income.

U.S. Government Securities Risk – Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB),

are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in the Global Income Fund and the Asset Strategy Fund. The table shows the average annual total returns (before taxes) as of March 31, 2018 for each Class of a Fund. The returns reflect the maximum applicable sales charges for a Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com for a Fund’s updated performance.

Ivy Global Income Allocation Fund (Target Fund) / Ivy Asset Strategy Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy Global Income Allocation Fund Class A1	(0.61)%	3.27%	2.72%	-
Ivy Asset Strategy Fund Class A	6.62%	1.91%	2.71%	-
Ivy Global Income Allocation Fund Class B	0.46%	3.38%	2.55%	-
Ivy Asset Strategy Fund Class B	8.26%	2.20%	2.67%	-
Ivy Global Income Allocation Fund Class C	4.70%	3.82%	2.65%	-
Ivy Asset Strategy Fund Class C	12.29%	2.39%	2.57%	-
Ivy Global Income Allocation Fund Class E	2.71%	3.92%	3.08%	-
Ivy Asset Strategy Fund Class E	10.47%	2.65%	3.07%	-
Ivy Global Income Allocation Fund Class I	5.74%	4.87%	3.76%	-

Ivy Global Income Allocation Fund (Target Fund) / Ivy Asset Strategy Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy Asset Strategy Fund Class I	13.48%	3.39%	3.58%	-
Ivy Global Income Allocation Fund Class N1	5.91%	-	-	3.28%
Ivy Asset Strategy Fund Class N1	13.65%	-	-	0.33%
Ivy Global Income Allocation Fund Class R2	5.10%	4.24%	-	4.65%
Ivy Asset Strategy Fund Class R3	12.74%	2.77%	-	3.22%
Ivy Global Income Allocation Fund Class Y	5.52%	4.62%	3.48%	-
Ivy Asset Strategy Fund Class Y	13.15%	3.14%	3.34%	-
60% FTSE All-World Dividend Yield Index/40% Bloomberg Barclays Global Credit Index (reflects no deduction for fees, expenses or taxes)	8.68%	5.24%	4.46%
FTSE All-World Dividend Yield Index[4] (reflects no deduction for fees, expenses or taxes)	5.97%	6.04%	3.61%	-
Bloomberg Barclays Global Credit Index[4] (reflects no deduction for fees, expenses or taxes)	1.02%	3.15%	4.92%	-
60% MSCI World High Dividend Yield Index/40% Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	7.70%	4.86%	4.15%	-
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	8.04%	6.87%	4.64%
Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	7.04%	1.69%	2.79%	-

Ivy Global Income Allocation Fund (Target Fund) / Ivy Asset Strategy Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Lipper Flexible Portfolio Funds Universe Average (net of fees and expenses)	7.30%	4.95%	4.98%	3.57 5.65	%1 / %[2]
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	14.85%	9.20%	5.57%	N/A
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.99%	13.31%	9.49%	10.60 10.10	%1 / %[3]
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.20%	1.82%	3.63%	2.02 3.90	%1 / %[3]
Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.30%	0.30%	0.39 0.25	%1 / %[3]
Lipper Alternative Global Macro Funds Universe Average (net of fees and expenses)	4.89%	2.17%	3.17%	1.34 3.53	%1 / %[3]
[1]	Inception date: July 31, 2014
[2]	Inception date: December 19, 2012
[3]	Inception date: July 31, 2008
[4]

Effective November 15, 2017, the Ivy Global Income Allocation Fund’s benchmark indices changed from 60% MSCI World High Dividend Yield Index / 40% Bloomberg Barclays Multiverse Index, MSCI World High Dividend Yield Index and Bloomberg Barclays Multiverse Index to 60% FTSE All-World High Dividend Yield Index / 40% Bloomberg Barclays Global Credit Index, FTSE All-World High Dividend Yield Index and Bloomberg Barclays Global Credit Index. IICO believes that the new benchmark indices are more reflective of the types of securities in which the Ivy Global Income Allocation Fund invests than the current benchmark indices.

Management of the Funds

Investment Manager. Each Fund is managed by IICO. The address of IICO is 6300 Lamar Avenue, Overland Park, Kansas 66201. IICO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”), a publicly held company. IICO will remain the investment manager of the Asset Strategy Fund after the Reorganization.

Portfolio Managers. W. Jeffery Surles is the portfolio manager of the Global Income Fund. F. Chace Brundige and Mr. Surles are the portfolio managers of the Asset Strategy Fund and will continue to serve as portfolio managers of the Asset Strategy Fund after the Reorganization.

Advisory Fees. The following table shows the contractual investment management fee ratios for each Fund and the net investment management fees paid by each Fund for its last fiscal year.

Ivy Global Income Allocation Fund

(Target Fund)

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.545% of net assets over $5 billion and up to $10 billion; and

0.54% of net assets over $10 billion.

Ivy Asset Strategy Fund

(Acquiring Fund)

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $28 billion;

0.545% of net assets over $28 billion and up to $53 billion; and

0.54% of net assets over $53 billion.

Net Management Fee Paid (as a percent of the Global Income Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.70%	Net Management Fee Paid (as a percent of the Asset Strategy Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.63%

Comparison of Fund Service Providers

Principal Underwriter. IDI is the principal underwriter for each Fund. IDI’s address is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers. The Funds have the same service providers. Upon completion of the Reorganization, the Asset Strategy Fund will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Funds.

Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (doing business as WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Comparison of Share Class Characteristics, Shareholder Transactions and Services

Sales Charges, Distribution and Administrative Service Plans. The sales charge, sales charge waivers, distribution plan and administrative services plan structures for the Global Income Fund and the Asset Strategy Fund are identical. For more information, see the section entitled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Purchase, Exchange, and Redemption Procedures. Procedures for and policies relating to the purchase, exchange and redemption of the Global Income Fund’s and Asset Strategy Fund’s shares are identical. For more detailed information about the purchase, exchange, and redemption procedures applicable to the Funds’ shares, please see the section entitled “Your Account” in the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Dividends, Distributions and Taxes. Each Fund expects to declare and distribute substantially all of its net investment income, if any, to shareholders as dividends quarterly.

Each Fund also will distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Funds, please see the section entitled “Your Account – Distributions and Taxes” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

THE PROPOSAL – Approval of the Reorganization of the Ivy Global Income Allocation Fund into the Ivy Asset Strategy Fund

General

Shareholders who are concerned about the Reorganization of the Global Income Fund into the Asset Strategy Fund may redeem or exchange their Global Income Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of the Asset Strategy Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC. For Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Global Income Fund.

Terms of the Reorganization Plan

If approved by Shareholders of the Global Income Fund, the Reorganization is expected to occur on or around November 5, 2018. A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Proxy Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–

The Global Income Fund will transfer all of its assets in exchange for the Asset Strategy Fund’s assumption of all of the Global Income Fund’s liabilities and obligations and shares of the Asset Strategy Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities.

–

The Class A, B, C, E, I, N, R and Y shares of the Asset Strategy Fund received by the Global Income Fund will be distributed to the Global Income Fund’s respective shareholders of the corresponding Class A, B, C, E, I, N, R and Y shares pro rata in accordance with their percentage ownership of such class of the Global Income Fund in full liquidation of the Global Income Fund.

–	After the Reorganization, the Global Income Fund will be terminated, and its affairs will be wound up in an orderly fashion.

–

The Reorganization will occur on the next business day after the time (currently scheduled to be 9:00 a.m., Central Time, on November 2, 2018, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Reorganization.

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the Board if it determines that the Reorganization would be inadvisable for either Fund. Authorized officers of the Trust also may amend the Reorganization Plan at any time in any manner. The Trust’s officers also may change the Closing Date.

Shares You Will Receive in Connection with the Reorganization

If the Reorganization occurs, the shares of the Asset Strategy Fund you receive will have an aggregate NAV equal to the aggregate NAV of your Global Income Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Asset Strategy Fund. The rights of shareholders of each Fund are identical since each Fund is a series of the Trust. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed.

Reasons for the Reorganization

IICO considered various factors before presenting the proposed Reorganization to the Board, including: (i) the Global Income Fund has limited growth opportunities and is somewhat redundant with other products in the Ivy Funds complex; (ii) the merger would create a larger fund, which might be able to more easily reach various breakpoints in management fee schedules, spread fixed costs over a larger asset base, and allow for more efficiencies in servicing the combined Asset Strategy Fund; and (iii) former shareholders of the Global Income Fund would be subject to the same or lower ongoing expenses, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

At a meeting held on June 26, 2018, the Board, including all of the Independent Trustees, reviewed information about the proposed Reorganization and unanimously approved the Reorganization Plan and the resulting Reorganization. The Board further determined that the

Reorganization Plan, and the resulting Reorganization, would be in the best interests of existing shareholders of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The Board recommends that you vote in favor of the Reorganization by approving the Reorganization Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

In proposing the Reorganization, IICO presented to the Board, at the June 26, 2018 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–

Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks. The Funds have similar investment objectives and similar principal investment strategies and principal investment risks. The many similarities of the Funds will allow Global Income Fund shareholders to maintain relative continuity in their investment selection;

–

Potential Economies of Scale. The Reorganization is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time;

–

Tax-Free Reorganization. The Reorganization will enable the Global Income Fund’s shareholders to exchange their investment for an investment in the Asset Strategy Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Global Income Fund shareholder were to redeem his or her shares to invest in another fund, such as the Asset Strategy Fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax-exempt). Similarly, if the Global Income Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Global Income Fund’s shareholders (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Asset Strategy Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their Global Income Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–	Reorganization Expenses Allocated Between the Funds. The total amount of the expenses for the Reorganization is estimated to be approximately $181,000. The total amount of the expenses for the Reorganization will be evenly split between the Global Income Fund and the Asset Strategy Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated;

–

Expense Comparison. By reorganizing into the Asset Strategy Fund, it is expected that former Global Income Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the Global Income Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization;

–	Continuity of Portfolio Management. An existing portfolio manager of both the Global Income Fund and the Asset Strategy Fund will serve as a portfolio manager to the combined Fund; and

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of a Fund’s shareholders.

Other considerations of the Board include:

–	the fact that shareholders of the Global Income Fund will not pay any sales charge in connection with the Reorganization;

–

the investment management fees paid by the Global Income Fund and the Asset Strategy Fund and the historical and expected expense ratios of the Asset Strategy Fund as compared to the Global Income Fund;

–	the historical investment performance records of the Global Income Fund and the Asset Strategy Fund, relative to each other;

–	the asset base of the Asset Strategy Fund as compared to the Global Income Fund;

–	the portfolio composition of the Global Income Fund as compared to the Asset Strategy Fund;

–	the terms and conditions of the Reorganization Plan;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of IICO, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of each Fund’s shareholders.

The Board also considered the fact that the Asset Strategy Fund’s ability to use pre-Reorganization losses of the Global Income Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in the Global Income Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances the Global Income Fund’s shareholders could receive taxable distributions as shareholders of the Asset Strategy Fund earlier than they would have if the Reorganization had not occurred. The Board also considered the federal income tax consequences of the reorganization on the funds and their shareholders, including any capital loss limitations, the impact of realized but undistributed taxable income and gains in the combined Fund, and any unrealized appreciation in portfolio investments of a Fund. For additional information, see “Federal Income Tax Consequences of the Reorganization.” In addition, the Board further considered that if the Asset Strategy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Global Income Fund, shareholders of the Global Income Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Fund and that the interest of existing shareholders of each Fund would not be diluted as a result of the Reorganization.

Repositioning of the Global Income Fund’s Portfolio Assets

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the Global Income Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is not anticipated that the sale of a de minimis portion of the portfolio assets prior to the closing of the Reorganization should result in any material amounts of capital gains to be distributed to shareholders. However, due to differences between the investment strategies and policies of the Global Income Fund and the Asset Strategy Fund, IICO currently estimates that approximately 50% of the Global Income Fund’s portfolio assets will be sold by the post-Reorganization Asset Strategy Fund after the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is estimated that a post-Reorganization portfolio repositioning could take approximately two weeks, subject to market conditions. As discussed in the section below titled “Federal Income Tax Consequences of the Reorganization – General Limitations on Capital Losses,” the ability of the combined Asset Strategy Fund to fully use either Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales will be limited, which may result in shareholders of the combined Asset Strategy Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. The ability of the post-Reorganization Asset Strategy Fund to fully use the Global Income Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the combined Asset Strategy Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio, both before and after the Reorganization. IICO believes that these portfolio transaction costs will be approximately $153,553 or 0.30% (30 basis points) of annual fund operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Trust, will deliver an opinion (the “Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of the Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan for federal income tax purposes:

–	The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as

amended (the “Code”)), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

–	Neither Fund will recognize any gain or loss as a result of the Reorganization;

–	The Global Income Fund’s shareholders will not recognize any gain or loss on the exchange of their shares for Asset Strategy Fund shares;

–

The holding period for, and tax basis in, the Asset Strategy Fund shares that a Global Income Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Global Income Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

–

The Asset Strategy Fund’s tax basis in each asset the Global Income Fund transfers to it will be the same as the Global Income Fund’s tax basis therein immediately before the Reorganization, and the Asset Strategy Fund’s holding period for each such asset will include the Global Income Fund’s holding period therefore (except where the Asset Strategy Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Global Income Fund, the Asset Strategy Fund, or any Global Income Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Fund has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Global Income Fund would recognize gain or loss on the transfer of its assets to the Asset Strategy Fund, and each shareholder of the Global Income Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Global Income Fund shares and the fair market value of the shares of the Asset Strategy Fund it received.

Prior to the closing of the Reorganization, the Global Income Fund will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Asset Strategy Fund will succeed to the tax attributes of the Global Income Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Global Income Fund to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Global Income Fund that may be used by the Asset Strategy Fund (including to offset any “built-in gains” of the Global Income Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Asset Strategy Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.

The aggregate capital loss carryovers of the Global Income Fund and the approximate annual limitation on the use by the corresponding Asset Strategy Fund, post-closing, of the smaller Fund’s capital loss carryovers following the Reorganizations are below. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of June 2018 of 2.31%.

	Ivy Asset Strategy Fund (Acquiring Fund)	Ivy Global Income Allocation Fund (Target Fund)
	As of 3/31/2018 (in thousands)	As of 3/31/2018 (in thousands)
Aggregate capital loss carryovers	$0	$52,504
Unrealized appreciation (depreciation) on a tax basis	$15,472	$34,266
Net asset value	$3,315,854	$637,824
Annual limitation	N/A	$14,734

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Asset Strategy Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

Appreciation in Value of Investments. Shareholders of the Global Income Fund will receive a proportionate share of any taxable income and gains realized by the combined Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Global Income Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Asset Strategy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Global Income Fund, shareholders of the Global Income Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following table shows on an unaudited basis the capitalization of the Global Income Fund and the Asset Strategy Fund as of March 31, 2018, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of the Global Income Fund by the Asset Strategy Fund at NAV as of that date.

	Ivy Global Income Fund (Target Fund)	Ivy Asset Strategy Fund+ (Acquiring Fund)	Pro Forma Adjustments		Pro Forma Combined1, [2]
Class A Shares[2]
Net Asset Value	$198,882,981	$1,346,907,604	$(73,633	)(3)	$1,545,716,952
Shares Outstanding	13,102,300	56,071,508	(4,822,561)		64,351,247
Net Asset Value per Share	$15.18	$24.02			$24.02

Class B Shares[2]
Net Asset Value	$2,472,456	$86,208,185	$(4,713	)(3)	$88,675,928
Shares Outstanding	166,122	3,823,691	(57,399)		3,932,414
Net Asset Value per Share	$14.88	$22.55			$22.55

Class C Shares[2]
Net Asset Value	$29,644,409	$993,460,519	$(54,311	)(3)	$1,023,050,617
Shares Outstanding	1,978,247	43,742,152	(671,935)		45,048,464
Net Asset Value per Share	$14.99	$22.71			$22.71

Class E Shares[2]
Net Asset Value	$3,254,394	$37,021,879	$(2,024	)(3)	$40,274,249
Shares Outstanding	214,370	1,535,764	(79,697)		1,670,438
Net Asset Value per Share	$15.18	$24.11			$24.11

Class I Shares[2]
Net Asset Value	$367,712,911	$621,371,693	$(33,970	)(3)	$989,050,634
Shares Outstanding	24,013,366	25,538,682	(8,900,563)		40,651,485
Net Asset Value per Share	$15.31	$24.33			$24.33

Class N Shares[2]
Net Asset Value	$34,216,016	$2,245,073	$(123	)(3)	$36,460,966
Shares Outstanding	2,232,782	92,014	(830,454)		1,494,342
Net Asset Value per Share	$15.32	$24.40			$24.40

Class R Shares[2]
Net Asset Value	$282,191	$53,642,019	$(2,933	)(3)	$53,921,277
Shares Outstanding	18,600	2,260,045	(6,835)		2,271,811
Net Asset Value per Share	$15.17	$23.73			$23.73

Class Y Shares[2]
Net Asset Value	$1,358,577	$174,997,089	$(9,567	)(3)	$176,346,099
Shares Outstanding	89,059	7,265,755	(34,534)		7,320,280
Net Asset Value per Share	$15.25	$24.09			$24.09
Total Net Asset Value	$637,823,935	$3,315,854,061	$(181,274	)(3)	$3,395,496,722

+	The Asset Strategy Fund will be the accounting survivor for financial statement purposes.

[1]

Assumes the Reorganization was consummated on March 31, 2018, and is for information purposes only. No assurance can be given as to how many shares of the Asset Strategy Fund will be received by shareholders of the Global Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Asset Strategy Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Global Income Fund will be exchanged for new Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares, respectively, of the Asset Strategy Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $181,274, to be evenly split between the Global Income Fund and the Asset Strategy Fund.

THE IVY FUNDS BOARD UNANIMOUSLY RECOMMENDS

APPROVAL OF THE REORGANIZATION

VOTING INFORMATION

Proxy Solicitation

The Board is soliciting proxies from the shareholders of the Global Income Fund in order to seek approval of the Reorganization Plan at the Meeting which has been called to be held on November 1, 2018, 2:00 p.m., Central Time, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about August 21, 2018.

Required Vote for the Proposal

Approval of the Reorganization Plan by and between the Trust on behalf of the Global Income Fund and the Asset Strategy Fund will require the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Global Income Fund or (ii) 67% of more of the outstanding shares of the Global Income Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Global Income Fund are present or represented by proxy. Donnelley Financial Solutions / Mediant Communications (“Mediant” or the “Solicitor”) has been retained by the Trust to collect and tabulate shareholder votes. A vote of the shareholders of the Asset Strategy Fund is not needed to approve the Reorganization.

One third (33.3%) of the Global Income Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Global Income Fund’s By-laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization Plan. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the Global Income Fund, there are unlikely to be any “broker non-votes” at the Meeting.

Class E Shares. The InvestEd Plan (“InvestEd Plan”) was established under the Arizona Family College Savings Program (the “Program”). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (“Code”). Contributions to the InvestEd Plan accounts may be invested in shares of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education (“ACPE”) in its capacity as Trustee of the Program. The ACPE is responsible for casting votes for the beneficial owners of InvestEd Plan accounts (“Accountholders”). The ACPE will consider input from Accountholders in voting proxies but is not required to vote based on input from Accountholders. In voting proxies on routine items, such as the uncontested election of directors, the ACPE generally will vote for such proposals. If you want to provide your input to the ACPE, please visit www.az529.gov.

Adjournments

In the event that a quorum is not present at the Meeting, if the Global Income Fund has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Global Income Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Voting Process

A proxy card is in essence a ballot. When you vote your proxy, it tells the Global Income Fund how you want to vote on the Reorganization. You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card;
(b)	By phone or Internet (see enclosed proxy card for instructions); or
(c)	In person at the Meeting.

Shareholders who owned shares on the Record Date are entitled to vote at the Meeting. For each dollar of the NAV of each share of the Global Income Fund that you hold, you are entitled to one vote, and for each fraction of a dollar of a share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors. The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $181,000 which will be evenly split between the Global Income Fund and the Asset Strategy Fund.

In addition, Mediant has been engaged to assist in the solicitation of proxies, primarily by contacting shareholders by telephone to remind them to vote and to assist them if they choose to vote their proxy over the telephone. The cost of this solicitation is estimated to be approximately $41,000, plus any out of pocket expenses, such costs will be evenly split between the Global Income Fund and the Asset Strategy Fund.

As the date of the Meeting approaches, however, certain Global Income Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Global Income Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram, confirming his or her vote and requesting that the shareholder call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Shares Outstanding and Entitled to Vote

Only the shareholders of record of the Global Income Fund as of the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of shares outstanding of the Global Income Fund was as follows:

Class	Number of Shares Outstanding and Entitled to Vote
Class A	12,280,642.585
Class B	150,670.765
Class C	1,745,320.779
Class E	215,425.058
Class I	22,106,856.726
Class N	1,567,727.624
Class R	18,530.175
Class Y	76,170.654
Total	37,945,919.308

Dissenter Rights

Shareholders who object to the Reorganization of the Global Income Fund into the Asset Strategy Fund will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust or Bylaws to demand payment for, or an appraisal of, their shares. However, shareholders may redeem or exchange their Global Income Fund shares at any time prior to the consummation of the Reorganization. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Asset Strategy Fund which they receive in the transaction at their current NAV, less any applicable CDSC. After the Reorganization, the shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds without the payment of an additional sales charge or CDSC.

Shareholder Communications

Shareholder communications to the Board must be in writing and addressed to the Board and to the attention of Jennifer K. Dulski, Secretary of the Trust, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific Trustee is the intended recipient of such communication, the name of that Trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for Board consideration, such communication shall be forwarded to the Board or members thereof, as appropriate. Each Fund will retain shareholder communications addressed to the Board in accordance with its record retention policy.

Shareholder Proposals at Future Meetings

Neither the Global Income Fund nor the Asset Strategy Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Global Income Fund or Asset Strategy Fund must be received by the Trust, on behalf of the relevant Fund, in writing a reasonable time before the Global Income Fund or Asset Strategy Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Trust, on behalf of the relevant Fund, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ownership of Shares

As of July 25, 2018, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. The tables below show, as of July 25, 2018, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of the Global Income Fund and Asset Strategy Fund:

Ivy Global Income Allocation Fund (Target Fund)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage Of Class Owned
A	Beneficial	Edward Jones	St. Louis, MO	1,202,782.644	9.79%
B	Beneficial	Edward Jones	St. Louis, MO	45,740.633	30.36%

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage Of Class Owned
B	Record	Charles Schwab & Co., Inc.	San Francisco, CA	10,432.357	6.92%
B	Record	First Clearing, LLC	St. Louis, MO	16,975.387	11.27%
B	Record	LPL Financial	San Diego, CA	10,655.684	7.07%
B	Record	National Financial Services Corp.	Boston, MA	7,623.591	5.06%
C	Beneficial	Edward Jones	St. Louis, MO	131,594.403	7.54%
C	Record	First Clearing, LLC	St. Louis, MO	155,436.413	8.91%
C	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	206,789.168	11.85%
C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	320,612.537	18.37%
C	Record	UBS Financial Services, Inc.	Jersey City, NJ	206,922.503	11.86%
E	Record	Robyn Annette Probst	Wallsburg, UT	34,297.628	15.92%
N	Record	Ivy Managed Int’l Opportunities Fund	Mission, KS	1,486,943.123	94.85%
R	Record	Ivy Distributors, Inc.	Mission, KS	17,666.232	95.34%
Y	Record	Charles Schwab & Co., Inc.	San Francisco, CA	17,426.487	22.88%
Y	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	14,258.362	18.72%
Y	Record	National Financial Services Corp.	Boston, MA	5,094.304	6.69%
Y	Record	Nationwide Investment Services Corp.	Columbus, OH	19,594.375	25.72%

Ivy Asset Strategy Fund (Acquiring Fund)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage Of Class Owned
A	Record	First Clearing, LLC	St. Louis, MO	6,252,396.481	11.43%
A	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	2,849,158.352	5.21%
A	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	5,259,781.030	9.61%
A	Record	National Financial Services Corp.	Boston, MA	4,063,857.254	7.43%
A	Record	UBS Financial Services, Inc.	Jersey City, NJ	2,794,603.641	5.11%
B	Record	First Clearing, LLC	St. Louis, MO	1,149,074.690	36.23%
B	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	164,942.709	5.20%
B	Record	National Financial Services Corp.	Boston, MA	287,455.480	9.06%
C	Record	First Clearing, LLC	St. Louis, MO	6,096,554.055	16.33%
C	Record	LPL Financial	San Diego, CA	2,331,163.560	6.24%
C	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	4,472,187.957	11.98%
C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	4,764,619.605	12.76%
C	Record	National Financial Services Corp.	Boston, MA	2,754,307.433	7.38%
C	Record	Raymond James & Associates	St. Petersburg, FL	2,981,341.977	7.99%
C	Record	UBS Financial Services, Inc.	Jersey City, NJ	2,530,872.422	6.78%

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage Of Class Owned
I	Record	Charles Schwab & Co., Inc.	San Francisco, CA	1,451,026.361	5.67%
I	Record	First Clearing, LLC	St. Louis, MO	2,965,029.634	11.59%
I	Record	UBS Financial Services, Inc.	Jersey City, NJ	2,719,469.829	10.63%
N	Beneficial	Mid Atlantic Trust	Pittsburgh, PA	12,688.953	11.72%
N	Beneficial	Voya Institutional Trust Company	Windsor, CT	7,598.011	7.02%
N	Record	Charles Schwab & Co., Inc.	San Francisco, CA	41,799.459	38.60%
N	Record	David Lerner Associates, Inc.	Syosset, NY	7,947.286	7.34%
N	Record	Frontier Trustco	Portland, OR	10,629.959	9.82%
N	Record	Nationwide Investment Services Corp.	Columbus, OH	14,909.507	13.77%
R	Record	Hartford Life Insurance Company	Windsor, CT	633,274.840	29.84%
R	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	362,968.332	17.10%
R	Record	Sammons Financial Network, LLC	W. Des Moines, IA	423,098.672	19.94%
Y	Beneficial	Voya Institutional Trust Company	Windsor, CT	2,964,934.527	41.27%
Y	Record	Charles Schwab & Co., Inc.	San Francisco, CA	758,843.680	10.56%
Y	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	421,057.929	5.86%

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage Of Class Owned
Y	Record	National Financial Services Corp.	Boston, MA	603,397.845	8.40%
Y	Record	Nationwide Investment Services Corp.	Columbus, OH	921,609.610	12.83%

The portion of the Asset Strategy Fund owned by the shareholders named above, upon consummation of the Reorganization based on the holdings shown above, is expected to decline.

Additional Information

For additional information about the Funds, see the Ivy Funds Prospectus and Ivy Funds SAI, copies of which may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement. Information about the Funds (including the most recent Annual and Semiannual Reports ) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-551-8090.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this      day of             , 2018 by the Ivy Funds and Ivy Variable Insurance Portfolios (each a “Trust” and collectively, the “Trusts”), each a statutory trust created under the laws of the State of Delaware, with their principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of their respective series identified on Schedule A and the Ivy Investment Management Company, the investment manager to the Acquired Funds and Acquiring Funds (“IICO”), joins this Agreement solely for the purposes of Section 9.

WHEREAS, the Trusts desire to enter into and perform the reorganizations described herein (each, a “Reorganization,” and collectively, the “Reorganizations”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) (x) with respect to Ivy Funds, each Acquired Fund shall transfer all of its respective Assets (as defined below) to the corresponding Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A and (y) with respect to Ivy Variable Insurance Portfolios, the Acquired Fund shall transfer all its respective Assets to the Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A; (2) the assumption by the respective Trust on behalf of each Acquiring Fund of all of the Liabilities (as defined below) of the corresponding Acquired Fund; (3) the distribution of each Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (4) the dissolution of the Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Funds

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), the Trusts, on behalf of each Acquired Fund, will transfer and deliver to the Trust, on behalf of each corresponding Acquiring Fund, all property, goodwill, and assets of every description and all interests, rights, privileges and powers of such Acquired Fund that are shown as an asset on the books and records of the Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Trusts agree that on the Closing Date: (i) each Trust on behalf of its respective Acquiring Funds shall assume and pay when due all obligations and liabilities of the Acquired Funds, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganizations contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by the Acquiring Funds) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Funds; and (ii) the Trusts, on behalf of each respective Acquiring Fund shall deliver the number of full and fractional (calculated to the third decimal place) shares of beneficial interest, without par value, of the respective Acquiring Fund (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Trusts will establish an open account of each Acquiring Fund for each shareholder of the Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of an Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled by the Trusts. The Trusts shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of an Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Acquired Fund at the Closing Date, the Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, the Trusts shall dissolve each Acquired Fund pursuant to the provisions of the Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, that Acquired Fund shall not conduct any business except in connection with its liquidation.

(d) The Trusts, on behalf of each respective Acquiring Fund and Acquired Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The

Trusts on behalf of each respective Acquiring Fund and respective Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of shares of an Acquiring Fund issued to the corresponding Acquired Fund will be determined as follows: the value of the Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to each respective share class of an Acquired Fund shall be divided by the net asset value (“NAV”) of share of the corresponding class, respectively, of the Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in the Trusts’ currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Acquiring Fund’s currently effective prospectus.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and the Acquiring Funds, shall be Close of Business on November 2, 2018, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and the Acquiring Funds, shall occur on November 5, 2018 or such other date as the officers of the Trusts (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Trusts, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, or at such other place as the officers determine. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Trusts, accurate appraisal of the value of the net Assets of an Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of that Acquired Fund is practicable in the judgment of the officers of the Trusts.

(d) On the Closing Date, the portfolio securities of the Acquired Funds and all of the Acquired Funds’ cash shall be delivered by the Acquired Funds to the accounts of the corresponding Acquiring Funds, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks.

4.	Representations and Warranties by the Trusts on behalf of the Acquired Funds

The Trusts, on behalf of the Acquired Funds, represent and warrant that:

(a) The Trusts are statutory trusts created under the laws of the State of Delaware on November 13, 2008 and January 15, 2009 and are validly existing and in good standing under the laws of that State. The Trusts, of which the Acquired Funds are separate series of shares of beneficial interest, are duly registered under the 1940 Act, as open-end, management investment companies. Such registrations are in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of an Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquired Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and are not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Trusts, on behalf of each respective Acquired Fund, have no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by them in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) The Acquired Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as investment companies and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) The Trusts have elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the

Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquired Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquired Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(h) On the Closing Date, all material Returns (as defined below) of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of the Trusts and the Acquired Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquired Funds.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of each Acquired Fund for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of each Acquired Fund, and the results of its operations, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(d), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part.

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) No Acquired Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any Acquired Fund. No Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither the Trusts nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither the Trusts nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, the Trusts will, on behalf of each respective Acquired Fund, (i) have good and marketable title to all of the Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to the corresponding Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Trusts on Behalf of the Acquiring Funds

The Trusts, on behalf of the Acquiring Funds, represent and warrant that:

(a) The Trusts, of which each Acquiring Fund is a separate series of shares of beneficial interest, are duly registered under the 1940 Act as an open-end, management investment company. Such registrations are in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of the Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each respective Acquiring Fund. Each outstanding share of an Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of the Acquiring Funds to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquiring Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Acquiring Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Trusts, with respect to each Acquiring Fund, have elected, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquiring Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquiring Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(g) On the Closing Date, all material Returns of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Trusts and the Acquiring Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquiring Funds.

(i) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of an Acquiring Fund shall not constitute a material adverse change.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part.

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) No Acquiring Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against any Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Trusts nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Trusts nor any Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of an Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

6.	Covenants of the Trusts on Behalf of the Acquired Funds

(a) The Trusts covenant to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts undertake that the Trusts and the Acquired Funds will not acquire the Acquiring Fund Shares of an Acquiring Fund for the purpose of making distributions thereof other than to an Acquired Fund’s shareholders.

(c) The Trusts covenant that by the time of the Closing Date, all of each respective Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts undertake that, if the Reorganizations are consummated, each Acquired Fund will liquidate and dissolve.

(e) The Boards of Trustees of the Trusts shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of an Acquired Fund, the combined proxy statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder.

(f) The Trusts, on behalf of each Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(g) Subject to the provisions of this Agreement, the Trusts shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Trusts on Behalf of the Acquiring Funds

(a) The Trusts covenant to operate the business of the Acquiring Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts covenant that the Acquiring Fund Shares of the Acquiring Funds to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Trusts covenant that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts will file with the Commission Registration Statements under the 1933 Act, relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statements becomes effective as promptly as practicable and will mail to each shareholder of record of each Acquired Fund entitled to receive the combined proxy statement/prospectus included in the Registration Statements.

(e) Subject to the provisions of the Agreement, the Trusts shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by the Trust

The obligations of the Trusts to effectuate this Agreement and the Reorganizations hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the Trusts contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the Trusts shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statements will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) The Trusts, on behalf of each Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Funds.

(e) That prior to or at the Closing Date, the Trusts on behalf of the Acquired Funds and the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisitions contemplated hereby are carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Trusts in a certificate delivered to Stradley, as to the Acquiring Funds and Acquired Funds:

(i) The acquisition by an Acquiring Fund of all of the assets of the corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to

Section 1 hereof and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund, followed by the distribution by each Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of an Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of an Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Trusts’ Registration Statements with respect to the Acquiring Fund Shares of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statements or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trusts with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: The Acquired Fund 50% and the Acquiring Fund 50%. Neither an Acquired Fund nor an Acquiring Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date as follows:

(1) by a Trust with respect to one of its series; or

(2) by a Trust with respect to one of its series if any condition precedent to its obligations set forth in Section 8 has not been fulfilled.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of January 31, 2019, this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the Trusts.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of a Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by a Trust. Such waiver shall be in writing and authorized by an officer of that Trust. The failure of that Trust to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and no Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of a Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of a Trust

(a) Each Trust acknowledges and agrees that all obligations of that Trust under this Agreement are binding only with respect to its Acquiring Fund series; that any liability of that Trust under this Agreement with respect to its Acquiring Fund series and the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds and the Acquired Funds, shall be discharged only out of the assets of that Acquiring Fund and that Acquired Fund; that no other series of that Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor its Acquired Fund and Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

12.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

13.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

Attn: Secretary

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

15.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Ivy Funds, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Micro Cap Growth

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Small Cap Growth

By:

Name:

Title:

Solely for the purposes of Section 9

Ivy Investment Management Company

By:

Name:

Title:

APPENDIX A

Ivy Funds

Acquiring Fund	Acquired Fund

Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk Managed Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y

Ivy International Core Equity Fund	Ivy European Opportunities Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Asset Strategy Fund	Ivy Global Income Allocation Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Large Cap Growth Fund	Ivy Tax-Managed Equity Fund

Class A, Class B, Class C, Class I, Class N and Class Y	Class A, Class B, Class C, Class I, Class N and Class Y

Ivy Small Cap Growth Fund	Ivy Micro Cap Growth Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares

Ivy Variable Insurance Portfolios

Acquiring Fund	Acquired Fund

Ivy VIP Small Cap Growth	Ivy VIP Micro Cap Growth

Class I and Class II	Class I and Class II

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated August 7, 2018

This Statement of Additional Information (the “SAI”) relates to the reorganization of the Ivy Global Income Allocation Fund (the “Global Income Fund”), into the Ivy Asset Strategy Fund (the “Asset Strategy Fund” and together, with the Global Income Fund, the “Funds”), each a series of Ivy Funds (the “Trust”). The Funds are managed by Ivy Investment Management Company (“IICO”).

The Global Income Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares to the Asset Strategy Fund in exchange for Class A, Class B, Class C, Class I, Class E, Class N, Class R and Class Y shares of the Asset Strategy Fund with an aggregate net asset value equal to the net value of the assets and liabilities transferred by the Global Income Fund (the “Reorganization”).

This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus and Proxy Statement dated August 7, 2018 (the “Prospectus/Proxy Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

1

I. Additional Information about the Asset Strategy Fund and the Global Income Fund	2

II. Financial Statements	2

III. Pro Forma Financial Statements	2

I. Additional Information about the Asset Strategy Fund and the Global Income Fund

Further information about Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares and Class Y shares of the Global Income Fund and Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares and Class Y shares of the Asset Strategy Fund is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 31, 2018 as supplemented to date (previously filed on EDGAR, Accession Nos. 0001193125-18-227777).

II. Financial Statements

Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report for the Funds for the fiscal year ended March 31, 2018 are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

III. Pro Forma Financial Statements

IVY ASSET STRATEGY FUND

IVY GLOBAL INCOME ALLOCATION FUND

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Global Income Fund and the Asset Strategy Fund at March 31, 2018 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Global Income Fund and the Asset Strategy Fund for the twelve months ended March 31, 2018 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma financial information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the Global Income Fund and the Asset Strategy Fund for the twelve month period ended March 31, 2018. The Pro Forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Global Income Fund and the Asset Strategy Fund, which are available in the Trust’s annual and semi–annual shareholder reports.

2

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2018

(in thousands, except per share amounts)	Ivy Global Income Allocation Fund	Ivy Asset Strategy Fund(1)	Pro forma Adjustments	Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$633,187	$3,123,102	$—	$3,756,289
Investment in affiliated securities at value+	—	6,679	—	6,679
Bullion at value+	—	173,999	—	173,999

Investments at Value	633,187	3,303,780	—	3,936,967

Cash	107	1,490	—	1,597
Cash denominated in foreign currencies at value+	—	307	—	307
Investment securities sold receivable	—	8,259	—	8,259
Dividends and interest receivable	6,673	15,092	—	21,765
Capital shares sold receivable	151	1,066	—	1,217
Receivable from affiliates	2	58	—	60
Unrealized appreciation on forward foreign currency contracts	43	—	—	43
Prepaid and other assets	63	2,611	—	2,674

Total assets	640,226	3,332,663	—	3,972,889

LIABILITIES
Investment securities purchased payable	974	6,297	—	7,271
Capital shares redeemed payable	1,177	7,497	—	8,674
Independent Trustees and Chief Compliance Officer fees payable	50	1,266	—	1,316
Distribution and service fees payable	7	123	—	130
Shareholder servicing payable	131	1,428	—	1,559
Investment management fee payable	37	175	—	212
Accounting services fee payable	15	23	—	38
Other liabilities	11	—	181 (a)	192

Total liabilities	2,402	16,809	181	19,392

Total Net Assets	$637,824	$3,315,854	$(181)	$3,953,497

NET ASSETS
Capital paid in (shares authorized - unlimited)	$653,747	$2,916,013	$(181)	$3,569,579
Undistributed net investment income	638	10,603	—	11,241
Accumulated net realized gain (loss)	(52,221)	328,406	—	276,185
Net unrealized appreciation	35,660	60,832	—	96,492

Total Net Assets	$637,824	$3,315,854	$(181)	$3,953,497

3

Class A
Net Assets	$198,883	$1,346,908	$(73	) (a)	$1,545,718
Outstanding Shares	13,102	56,071	(4,822	) (b)	64,351
Net asset value per share	$15.18	$24.02			$24.02
Add: selling commission (5.75% of offering price)	0.93	1.47			1.47

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$16.11	$25.49			$25.49

Class B
Net Assets	$2,473	$86,208	$(5	) (a)	$88,676
Outstanding Shares	166	3,824	(58	) (b)	3,932
Net asset value per share	$14.88	$22.55			$22.55
Class C
Net Assets	$29,644	$993,460	$(54	) (a)	$1,023,050
Outstanding Shares	1,978	43,742	(672	) (b)	45,048
Net asset value per share	$14.99	$22.71			$22.71

Class E
Net Assets	$3,254	$37,022	$(2	) (a)	$40,274
Outstanding Shares	215	1,536	(81	) (b)	1,670
Net asset value per share	$15.18	$24.11			$24.11
Add: selling commission (2.50% of offering price)	0.39	0.62			0.62

Maximum offering price per Class E share (Class E NAV divided by 97.50%)	$15.57	$24.73			$24.73

Class I
Net Assets	$367,713	$621,372	$(34	) (a)	$989,051
Outstanding Shares	24,013	25,539	(8,900	) (b)	40,652
Net asset value per share	$15.31	$24.33			$24.33

Class N
Net Assets	$34,216	$2,245	$—	*(a)	$36,461
Outstanding Shares	2,233	92	(831	) (b)	1,494
Net asset value per share	$15.32	$24.40			$24.40

4

Class R
Net Assets	$282	$53,642	$(3	) (a)	$53,921
Outstanding Shares	19	2,260	(7	) (b)	2,272
Net asset value per share	$15.17	$23.73			$23.73

Class Y
Net Assets	$1,359	$174,997	$(10	) (a)	$176,346
Outstanding Shares	89	7,266	(35	) (b)	7,320
Net asset value per share	$15.25	$24.09			$24.09

+Cost
Investments in unaffiliated securities at cost	$597,606	$2,471,246	$—		$3,068,852
Investments in affiliated securities at cost	—	616,742	—		616,742
Bullion at cost	—	155,004	—		155,004
Cash denominated in foreign currencies at cost	—	294	—		294

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Pro Forma Financial Statements).
(a)	Accrued cost of one time proxy, accounting, legal and other costs are evenly split between the Global Income Fund and the Asset Strategy Fund.
(b)	Share adjustment - redemption of Global Income Funds’s shares and issuance of Asset Strategy Fund’s shares for net assets at NAV per share of each class of Asset Strategy Fund.

See Accompanying Notes to Pro Forma Financial Statements.

5

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2018

(in thousands)	Ivy Global Income Allocation Fund		Ivy Asset Strategy Fund(1)	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$18,810		$50,052	$—		$68,862
Foreign dividend withholding tax	(1,146)		(1,864)	—		(3,010)
Interest and amortization from unaffiliated securities	18,180		26,465	—		44,645

Total investment income	35,844		74,653	—		110,497

EXPENSES
Investment management fee	4,868		23,427	(1,041	) (a)	27,254
Distribution and service fees:
Class A	515		3,155	—		3,670
Class B	33		1,123	—		1,156
Class C	417		13,475	—		13,892
Class E	8	*	93	—		101
Class R	2		296	—		298
Class Y	6		504	—		510
Shareholder servicing:
Class A	468		2,433	(33	) (b)	2,868
Class B	11		226	(1	) (b)	236
Class C	52		2,402	(2	) (b)	2,452
Class E	14		131	(8	) (b)	137
Class I	685		1,045	(9	) (b)	1,721
Class N	3		1	—	*(b)	4
Class R	1		152	—	*(b)	153
Class Y	4		300	(1	) (b)	303
Registration fees	126		132	(98	) (b)	160
Custodian fees	28		344	—		372

6

Independent Trustees and Chief Compliance Officer fees	37	320	—		357
Accounting services fees	182	275	(183	) (c)	274
Professional fees	34	792	(581	) (d)	245
Other	87	623	(12	) (e)	698

Total expenses	7,581	51,249	(1,969)		56,861

Less:
Expenses in excess of limit	(5)	(113)	20	(e)	(98)

Total Net Expenses	7,576	51,136	(1,949)		56,763

Net investment income	28,268	23,517	1,949		53,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	(12,324)	271,465	—		259,141
Investments affiliated securities	—	(81,330)	—		(81,330)
Written options	—	2,893	—		2,893
Swap agreements	—	12,444	—		12,444
Forward foreign currency contracts	(5,160)	—	—		(5,160)
Foreign currency exchange transactions	81	512	—		593
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	28,528	171,673	—		200,201
Investments affiliated securities	—	58,908	—		58,908
Swap agreements	—	(5,650)	—		(5,650)
Forward foreign currency contracts	(109)	274	—		165
Foreign currency exchange transactions	58	—	—		58

Net gain (loss) on investments	11,074	431,189	—		442,263

Net increase in net assets resulting from operations	$39,342	$454,706	$1,949		$495,997

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Pro Forma Financial Statements).
(a)	Based on management fee of 0.62% of net assets.

7

(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Financial Statements.

8

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

March 31, 2018

(Unaudited)

Ivy Global Income Allocation Fund	Ivy Asset Strategy Fund	Acquiring Fund Proforma	DESCRIPTION	Ivy Global Income Allocation Fund	Ivy Asset Strategy Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Apparel, Accessories & Luxury Goods – 0.2%
95	—	95	V.F. Corp	$7,041	$—	$7,041

			Auto Parts & Equipment – 0.9%
—	436	436	Delphi Automotive plc	—	37,008	37,008

			Automobile Manufacturers – 2.5%
—	428	428	Bayerische Motoren Werke AG(A)	—	46,510	46,510
215	—	215	Subaru Corp.	7,117	—	7,117
—	787	787	Suzuki Motor Corp.(A)	—	42,714	42,714

				7,117	89,224	96,341

			Casinos & Gaming – 0.1%
1,881	—	1,881	SKYCITY Entertainment Group Ltd.	5,317	—	5,317

			Home Improvement Retail – 1.7%
36	334	370	Home Depot, Inc. (The)	6,417	59,532	65,949

			Internet & Direct Marketing Retail – 1.9%
—	52	52	Amazon.com, Inc.(B)	—	75,030	75,030

			Leisure Products – 0.2%
—	640	640	Media Group Holdings LLC, Series H(B)(C)(D)(E)(F)	—	2,641	2,641
—	80	80	Media Group Holdings LLC, Series T(B)(C)(D)(E)(F)	—	4,038	4,038

				—	6,679	6,679

			Movies & Entertainment – 0.2%
—	310	310	Liberty Media Corp., Class C(B)	—	9,570	9,570

			Tires & Rubber – 0.7%
—	622	622	Bridgestone Corp.(A)	—	27,343	27,343

			Total Consumer Discretionary – 8.4%	25,892	304,386	330,278
			Consumer Staples
			Hypermarkets & Super Centers – 1.1%
—	506	506	Wal-Mart Stores, Inc.	—	45,025	45,025

9

			Packaged Foods & Meats – 2.1%
—	856	856	Mondelez International, Inc., Class A	—	35,716	35,716
100	495	595	Nestle S.A., Registered Shares(A)	7,904	39,141	47,045

				7,904	74,857	82,761

			Personal Products – 0.2%
135	—	135	Unilever N.V., Certicaaten Van Aandelen	7,620	—	7,620

			Soft Drinks – 1.6%
—	1,287	1,287	Coca-Cola Co. (The)	—	55,903	55,903
65	—	65	PepsiCo, Inc	7,095	—	7,095

				7,095	55,903	62,998

			Tobacco – 2.1%
200	—	200	Imperial Tobacco Group plc	6,810	—	6,810
—	3,343	3,343	ITC Ltd.(A)	—	13,180	13,180
110	503	613	Philip Morris International, Inc.	10,911	49,995	60,906

				17,721	63,175	80,896

			Total Consumer Staples – 7.1%	40,340	238,960	279,300
			Energy
			Integrated Oil & Gas – 1.1%
280	1,065	1,345	Royal Dutch Shell plc, Class A(A)	8,922	33,931	42,853

			Oil & Gas Equipment & Services – 2.1%
—	172	172	Core Laboratories N.V	—	18,614	18,614
—	684	684	Halliburton Co.	—	32,122	32,122
—	468	468	Schlumberger Ltd.	—	30,344	30,344

				—	81,080	81,080

			Oil & Gas Exploration & Production – 3.0%
356	—	356	Aker BP ASA	9,638	—	9,638
—	1,093	1,093	Cabot Oil & Gas Corp.	—	26,200	26,200
—	465	465	EOG Resources, Inc.	—	48,997	48,997
—	851	851	Noble Energy, Inc.	—	25,772	25,772
301	—	301	Vermilion Energy, Inc.	9,700	—	9,700

				19,338	100,969	120,307

			Oil & Gas Refining & Marketing – 0.2%
90	—	90	Valero Energy Corp.	8,349	—	8,349

			Oil & Gas Storage & Transportation – 0.2%
267	—	267	Pembina Pipeline Corp.	8,333	—	8,333

			Total Energy – 6.6%	44,942	215,980	260,922
			Financials
			Asset Management & Custody Banks – 0.2%
725	—	725	Challenger Ltd.	6,493	—	6,493

10

			Diversified Banks – 5.2%
—	3,955	3,955	Axis Bank Ltd.(A)	—	31,210	31,210
1,900	—	1,900	Banca Intesa S.p.A	6,918	—	6,918
—	25,703	25,703	China Construction Bank Corp.(A)	—	26,847	26,847
—	30,610	30,610	Industrial and Commercial Bank of China Ltd., H Shares(A)	—	26,676	26,676
—	4,928	4,928	Kabushiki Kaisha Mitsubishi Tokyo Financial Group(A)	—	32,752	32,752
—	1,015	1,015	Sberbank of Russia PJSC ADR(A)	—	18,949	18,949
—	1,345	1,345	Swedbank AB(A)	—	30,223	30,223
—	1,543	1,543	UniCredit S.p.A.(A)	—	32,254	32,254

				6,918	198,911	205,829

			Insurance Brokers – 0.2%
135	—	135	Arthur J. Gallagher & Co.	9,279	—	9,279

			Investment Banking & Brokerage – 1.1%
—	170	170	Goldman Sachs Group, Inc. (The)	—	42,863	42,863

			Life & Health Insurance – 2.5%
—	9,741	9,741	AIA Group Ltd.(A)	—	83,270	83,270
2,091	—	2,091	Legal & General Group plc	7,576	—	7,576
655	—	655	St. James’s Place plc	9,986	—	9,986

				17,562	83,270	100,832

			Mortgage REITs – 0.4%
375	—	375	American Capital Agency Corp.	7,095	—	7,095
230	—	230	Blackstone Mortgage Trust, Inc., Class A	7,218	—	7,218

				14,313	—	14,313

			Multi-Line Insurance – 1.6%
233	1,710	1,943	Axa S.A.(A)	6,196	45,457	51,653
210	—	210	Sampo plc, A Shares	11,699	—	11,699

				17,895	45,457	63,352

			Multi-Sector Holdings – 0.8%
—	166	166	Berkshire Hathaway, Inc., Class B(B)	—	33,054	33,054

			Other Diversified Financial Services – 2.0%
—	708	708	JPMorgan Chase & Co.	—	77,898	77,898

			Property & Casualty Insurance – 1.0%
—	891	891	Tokio Marine Holdings, Inc.(A)	—	40,402	40,402

			Regional Banks – 0.9%
—	222	222	PNC Financial Services Group, Inc. (The)	—	33,539	33,539

11

			Specialized Finance – 0.2%
60	—	60	Deutsche Boerse AG	8,202	—	8,202

			Thrifts & Mortgage Finance – 0.2%
450	—	450	Indiabulls Housing Finance Ltd.	8,614	—	8,614

			Total Financials – 16.3%	89,276	555,394	644,670
			Health Care
			Biotechnology – 0.4%
—	204	204	BioMarin Pharmaceutical, Inc.(B)	—	16,556	16,556

			Health Care Equipment – 0.2%
98	—	98	Medtronic plc	7,861	—	7,861

			Health Care Facilities – 1.0%
—	400	400	HCA Holdings, Inc.	—	38,779	38,779

			Pharmaceuticals – 3.2%
75	—	75	AbbVie, Inc.	7,099	—	7,099
—	271	271	Bayer AG(A)	—	30,522	30,522
55	—	55	Johnson & Johnson(G)	7,048	—	7,048
255	1,872	2,127	Pfizer, Inc.	9,050	66,423	75,473
30	—	30	Roche Holdings AG, Genusscheine	6,882	—	6,882

				30,079	96,945	127,024

			Total Health Care – 4.8%	37,940	152,280	190,220
			Industrials
			Aerospace & Defense – 4.6%
—	597	597	Airbus SE(A)	—	69,159	69,159
38	189	227	Lockheed Martin Corp.	12,841	63,886	76,727
—	294	294	United Technologies Corp.	—	36,953	36,953

				12,841	169,998	182,839

			Air Freight & Logistics – 0.2%
153	—	153	Deutsche Post AG	6,701	—	6,701

			Building Products – 0.2%
123	—	123	Compagnie de Saint-Gobain	6,480	—	6,480

			Construction & Engineering – 2.2%
153	—	153	ACS Actividades de Construccion y Servicios S.A	5,974	—	5,974
397	—	397	Ferrovial S.A	8,295	—	8,295
—	1,949	1,949	Larsen & Toubro Ltd.(A)	—	39,416	39,416
—	332	332	Vinci(A)	—	32,716	32,716

				14,269	72,132	86,401

12

			Electrical Components & Equipment – 0.8%
—	354	354	Schneider Electric S.A.(A)	—	31,195	31,195

			Highways & Railtracks – 0.2%
1,700	—	1,700	Macquarie Atlas Roads Group	7,585	—	7,585

			Human Resource & Employment Services – 0.1%
90	—	90	Adecco S.A.	6,411	—	6,411

			Railroads – 1.0%
—	296	296	Union Pacific Corp.	—	39,751	39,751

			Trading Companies & Distributors – 0.8%
—	321	321	Ferguson plc(A)	—	24,165	24,165
591	—	591	Fortress Transportation and Infrastructure Investors LLC	9,430	—	9,430

				9,430	24,165	33,595

			Total Industrials – 10.1%	63,717	337,241	400,958
			Information Technology Application Software – 3.3%
—	338	338	Adobe Systems, Inc.(B)	—	72,949	72,949
—	347	347	Intuit, Inc.	—	60,153	60,153

				—	133,102	133,102

			Data Processing & Outsourced Services – 2.4%
—	154	154	FleetCor Technologies, Inc.(B)	—	31,137	31,137
109	—	109	Paychex, Inc.	6,731	—	6,731
—	466	466	Visa, Inc., Class A	—	55,718	55,718

				6,731	86,855	93,586

			Electronic Equipment & Instruments – 0.5%
—	35	35	Keyence Corp.(A)	—	21,551	21,551

			Internet Software & Services – 3.2%
—	186	186	Alibaba Group Holding Ltd. ADR(B)	—	34,212	34,212
—	62	62	Alphabet, Inc., Class A(B)	—	63,992	63,992
—	77	77	MercadoLibre, Inc	—	27,560	27,560

				—	125,764	125,764

			Semiconductor Equipment – 1.3%
—	254	254	ASML Holding N.V., Ordinary Shares(A)	—	50,400	50,400

			Semiconductors – 2.0%
40	71	111	Broadcom Corp., Class A	9,426	16,617	26,043
220	505	725	Intel Corp.	11,458	26,301	37,759
—	136	136	QUALCOMM, Inc.	—	7,531	7,531
74	—	74	Texas Instruments, Inc.	7,688	—	7,688

				28,572	50,449	79,021

13

			Systems Software – 3.3%
—	1,416	1,416	Microsoft Corp.	—	129,233	129,233

			Total Information Technology – 16.0%	35,303	597,354	632,657
			Materials
			Diversified Metals & Mining – 1.6%
—	1,140	1,140	BHP Billiton plc(A)	—	22,535	22,535
—	778	778	Rio Tinto plc(A)	—	39,502	39,502

				—	62,037	62,037

			Paper Packaging – 0.2%
3,400	—	3,400	Orora Ltd.	8,686	—	8,686

			Total Materials – 1.8%	8,686	62,037	70,723
			Real Estate
			Specialized REITs – 0.2%
390	—	390	Uniti Group, Inc.	6,338	—	6,338

			Total Real Estate – 0.2%	6,338	—	6,338
			Telecommunication Services
			Integrated Telecommunication Services – 1.1%
—	771	771	Nippon Telegraph and Telephone Corp.(A)	—	35,969	35,969
387	—	387	Orange S.A	6,579	—	6,579

				6,579	35,969	42,548

			Wireless Telecommunication Service – 0.1%
750	—	750	China Mobile Ltd.	6,874	—	6,874

			Total Telecommunication Services – 1.2%	13,453	35,969	49,422
			Utilities
			Multi-Utilities – 0.2%
135	—	135	Dominion Energy, Inc.	9,103	—	9,103

			Renewable Electricity – 0.2%
432	—	432	Atlantica Yield plc	8,457	—	8,457

			Total Utilities – 0.4%	17,560	—	17,560
			TOTAL COMMON STOCKS – 72.9%	$383,447	$2,499,601	$2,883,048
			(Cost: $2,797,149)

			INVESTMENT FUNDS
			Asset Management & Custody Banks – 0.3%
661	—	661	Ares Capital Corp.	10,485	—	10,485

			TOTAL INVESTMENT FUNDS – 0.3%	$10,485	$—	$10,485
			(Cost: $11,238)

14

PRINCIPAL					CORPORATE DEBT SECURITIES
					Consumer Discretionary
					Cable & Satellite – 1.2%
					Altice Financing S.A.,
	$2,612		$—	$2,612	7.500%, 5-15-26(H)	2,560	—	2,560
					Altice S.A.:
	—		16,552	16,552	7.750%, 5-15-22(H)	—	15,352	15,352
	9,188		17,344	26,532	7.625%, 2-15-25(H)	7,856	14,829	22,685
					Vrio Finco 1 LLC and Vrio Finco 2, Inc. (GTD by Vrio Corp.),
	—		6,297	6,297	6.250%, 4-4-23(H)	—	6,360	6,360

						10,416	36,541	46,957

					Total Consumer Discretionary – 1.2%	10,416	36,541	46,957
					Consumer Staples
					Drug Retail – 0.1%
					CVS Health Corp.,
	—		5,517	5,517	4.300%, 3-25-28	—	5,551	5,551

					Food Distributors – 0.2%
					Cosan Ltd.,
	2,000		—	2,000	5.950%, 9-20-24(H)	2,027	—	2,027
					MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.),
	4,000		—	4,000	7.000%, 3-15-24(H)	3,760	—	3,760
					Olam International Ltd.,
SGD	250	SGD	—	SGD 250	6.000%, 8-10-18(I)	193	—	193

						5,980	—	5,980

					Food Retail – 0.1%
					Eurotorg LLC (Bonitron Designated Activity Co.),
	$2,000		$—	$2,000	8.750%, 10-30-22(H)	2,025	—	2,025

					Packaged Foods & Meats – 0.1%
					Minerva Luxembourg S.A.,
	4,700		—	4,700	5.875%, 1-19-28(H)	4,296	—	4,296

					Total Consumer Staples – 0.5%	12,301	5,551	17,852
					Energy
					Integrated Oil & Gas – 0.5%
					Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
	5,000		11,781	16,781	8.750%, 5-23-26	5,869	13,828	19,697

					Oil & Gas Drilling – 0.1%
					KCA Deutag UK Finance plc,
	4,167		—	4,167	9.875%, 4-1-22(H)	4,323	—	4,323

15

			Oil & Gas Storage & Transportation – 0.3%
			Energy Transfer Partners L.P.,
7,000	—	7,000	6.250%, 2-15-66	6,694	—	6,694
			Plains All American Pipeline L.P.,
5,000	—	5,000	6.125%, 11-15-65	4,825	—	4,825

				11,519	—	11,519

			Total Energy – 0.9%	21,711	13,828	35,539
			Financials
			Consumer Finance – 0.1%
			Credito Real S.A.B. de C.V.,
3,000	—	3,000	9.125%, 5-29-66(H)	3,075	—	3,075

			Diversified Banks – 5.0%
			Banco Bilbao Vizcaya Argentaria S.A.,
7,600	—	7,600	9.000%, 5-29-49	7,641	—	7,641
			Banco do Brasil S.A., Grand Cayman Branch,
3,000	—	3,000	4.625%, 1-15-25(H)	2,926	—	2,926
			Banco Mercantil del Norte S.A.:
2,000	—	2,000	6.875%, 10-6-65(H)	2,130	—	2,130
3,000	—	3,000	7.625%, 10-6-65(H)	3,086	—	3,086
			Bank of America Corp. (3-Month U.S. LIBOR plus 363 bps),
6,000	—	6,000	5.397%, 7-29-49(J)	6,000	—	6,000
			Barclays plc:
—	13,672	13,672	7.875%, 12-29-49	—	14,520	14,520
11,085	—	11,085	8.250%, 12-29-49	11,438	—	11,438
			BNP Paribas S.A.,
5,000	—	5,000	7.625%, 12-29-49(H)	5,369	—	5,369
			HSBC Holdings plc:
—	14,580	14,580	6.875%, 12-29-49	—	15,400	15,400
—	7,880	7,880	6.250%, 9-23-66	—	7,988	7,988
			ING Groep N.V., Certicaaten Van Aandelen,
—	16,395	16,395	6.000%, 10-16-66	—	16,805	16,805
			Royal Bank of Scotland Group plc (The):
6,000	15,566	21,566	7.500%, 12-29-49	6,240	16,189	22,429
4,983	23,958	28,941	8.625%, 12-29-49	5,413	26,024	31,437
			Societe Generale Group,
6,000	11,491	17,491	7.375%, 12-29-49(H)	6,382	12,223	18,605
			Societe Generale S.A.,
7,000	—	7,000	8.250%, 11-29-49	7,210	—	7,210
			Standard Chartered plc,
5,000	9,224	14,224	7.500%, 12-29-49(H)	5,288	9,754	15,042

16

			TerraForm Global Operating LLC (GTD by Terra Form Global LLC),
2,500	—	2,500	6.125%, 3-1-26(H)	2,519	—	2,519
			Turkiye Garanti Bankasi A.S.,
4,000	—	4,000	6.125%, 5-24-27(H)	3,889	—	3,889
			UniCredit S.p.A.,
4,000	—	4,000	5.861%, 6-19-32(H)	4,057	—	4,057

				79,588	118,903	198,491

			Diversified Capital Markets – 0.3%
			Credit Suisse Group AG,
—	10,000	10,000	7.125%, 7-29-66	—	10,450	10,450

			Other Diversified Financial Services – 0.5%
			JPMorgan Chase & Co.,
3,000	—	3,000	7.900%, 4-29-49	3,016	—	3,016
			New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
13,233	—	13,233	10.625%, 5-1-19(H)(K)	13,067	—	13,067
			Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.,
3,150	—	3,150	7.250%, 9-27-23(H)	3,205	—	3,205

				19,288	—	19,288

			Specialized Finance – 0.0%
			Hidrovias International Finance S.a.r.l.,
1,700	—	1,700	5.950%, 1-24-25(H)	1,684	—	1,684

			Total Financials – 5.9%	103,635	129,353	232,988
			Health Care
			Health Care Supplies – 0.1%
			Kinetic Concepts, Inc. and KCI USA, Inc.,
225	—	225	12.500%, 11-1-21(H)	254	—	254
			Universal Hospital Services, Inc.,
3,172	—	3,172	7.625%, 8-15-20	3,196	—	3,196

				3,450	—	3,450

			Pharmaceuticals – 0.6%
			Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.):
—	1,576	1,576	6.000%, 4-15-24(H)	—	1,530	1,530
3,000	—	3,000	6.150%, 2-1-36	2,795	—	2,795
			Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
—	11,820	11,820	2.800%, 7-21-23	—	10,011	10,011
—	11,832	11,832	3.150%, 10-1-26	—	9,492	9,492
			Valeant Pharmaceuticals International, Inc.,
555	—	555	9.000%, 12-15-25(H)	552	—	552

				3,347	21,033	24,380

			Total Health Care – 0.7%	6,797	21,033	27,830

17

						Industrials
						Airlines – 0.2%
						ACI Airport Sudamerica S.A.,
	4,850		—		4,850	6.875%, 11-29-32(H)	5,214	—	5,214
						Azul Investments LLP,
	3,300		—		3,300	5.875%, 10-26-24(H)	3,246	—	3,246

							8,460	—	8,460

						Railroads – 0.0%
						Russian Railways via RZD Capital Ltd.,
RUB	50,000	RUB	—	RUB	50,000	8.300%, 4-2-19(I)	885	—	885

						Security & Alarm Services – 0.2%
						Prime Security Services Borrower LLC,
	$4,955		$—		$4,955	9.250%, 5-15-23(H)	5,370	—	5,370

						Total Industrials – 0.4%	14,715	—	14,715
						Information Technology
						Data Processing & Outsourced Services – 0.2%
						Alliance Data Systems Corp.,
	—		8,140		8,140	5.375%, 8-1-22(H)	—	8,140	8,140

						IT Consulting & Other Services – 0.1%
						Atento Luxco 1 S.A.,
	3,600		—		3,600	6.125%, 8-10-22(H)	3,658	—	3,658

						Total Information Technology – 0.3%	3,658	8,140	11,798
						Materials
						Metal & Glass Containers – 0.1%
						BakerCorp International, Inc.,
	6,000		—		6,000	8.250%, 6-1-19	5,820	—	5,820

						Total Materials – 0.1%	5,820	—	5,820
						Telecommunication Services
						Integrated Telecommunication Services – 1.3%
						Frontier Communications Corp.:
	—		11,871		11,871	8.125%, 10-1-18	—	11,992	11,992
	—		7,881		7,881	7.625%, 4-15-24	—	4,926	4,926
	—		16,119		16,119	6.875%, 1-15-25	—	9,530	9,530
	10,000		11,820		21,820	11.000%, 9-15-25	7,494	8,857	16,351
	—		7,881		7,881	9.000%, 8-15-31	—	4,788	4,788
						Olympus Merger Sub, Inc.,
	6,325		—		6,325	8.500%, 10-15-25(H)	6,119	—	6,119

							13,613	40,093	53,706

						Wireless Telecommunication Service – 0.1%
						America Movil S.A.B. de C.V.,
MXN	47,000	MXN	—	MXN	47,000	6.450%, 12-5-22(I)	2,388	—	2,388

						Total Telecommunication Services – 1.4%	16,001	40,093	56,094

18

						Utilities
						Multi-Utilities – 0.0%
						Empresas Publicas de Medellin E.S.P.,
COP	3,888,000	COP	—	COP	3,888,000	8.375%, 2-1-21(I)	1,438	—	1,438

						Water Utilities – 0.1%
						Aegea Finance S.a.r.l.,
	$1,500		$—		$1,500	5.750%, 10-10-24(H)	1,485	—	1,485

						Total Utilities – 0.1%	2,923	—	2,923
						TOTAL CORPORATE DEBT SECURITIES – 11.5%	$197,977	$254,539	$452,516
						(Cost: $453,924)

						OTHER GOVERNMENT SECURITIES(L)
						Argentina – 1.0%
						Province of Buenos Aires,
	7,000		—		7,000	7.875%, 6-15-27(H)	7,262	—	7,262
						Republic of Argentina:
	—		24,469		24,469	4.625%, 1-11-23	—	23,588	23,588
	—		7,900		7,900	5.875%, 1-11-28	—	7,430	7,430
	3,000		—		3,000	6.875%, 1-26-27	3,059	—	3,059

							10,321	31,018	41,339

						Canada – 0.1%
						City of Toronto,
CAD	2,000	CAD	—	CAD	2,000	3.500%, 12-6-21(I)	1,614	—	1,614
						Province of Ontario,
	2,000		—		2,000	4.400%, 6-2-19(I)	1,599	—	1,599
						Regional Municipality of York,
	2,000		—		2,000	4.000%, 6-30-21(I)	1,632	—	1,632

							4,845	—	4,845

						Luxembourg – 0.3%
						Rumo Luxembourg S.a.r.l.,
	—		10,191		10,191	7.375%, 2-9-24(H)	—	10,907	10,907

						Mexico – 0.1%
						Petroleos Mexicanos,
	3,000		—		3,000	6.500%, 3-13-27(H)	3,204	—	3,204

						TOTAL OTHER GOVERNMENT SECURITIES – 1.5%	$18,370	$41,925	$60,295
						(Cost: $62,314)

						LOANS(J)
						Consumer Discretionary
						General Merchandise Stores – 0.2%
						BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
	—		7,898		7,898	5.191%, 2-3-24	—	7,888	7,888

						Total Consumer Discretionary – 0.2%	—	7,888	7,888

19

			Consumer Staples
			Hypermarkets & Super Centers – 0.1%
			GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
2,906	—	2,906	10.552%, 10-21-22	2,913	—	2,913

			Total Consumer Staples – 0.1%	2,913	—	2,913
			Financials
			Investment Banking & Brokerage – 0.1%
			Jane Street Group LLC (ICE LIBOR plus 375 bps),
—	2,759	2,759	5.627%, 8-25-22	—	2,770	2,770

			Property & Casualty Insurance – 0.7%
			Hub International Ltd. (ICE LIBOR plus 300 bps),
—	7,880	7,880	4.839%, 10-2-20	—	7,918	7,918
			USI, Inc. (ICE LIBOR plus 300 bps),
—	19,632	19,632	5.302%, 5-16-24	—	19,664	19,664

				—	27,582	27,582

			Specialized Finance – 0.3%
			Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
—	11,150	11,150	6.377%, 2-28-25(F)	—	11,206	11,206

			Total Financials – 1.1%	—	41,558	41,558
			Health Care
			Health Care Facilities – 0.2%
			Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
—	9,041	9,041	5.130%, 8-31-24	—	9,032	9,032

			Total Health Care – 0.2%	—	9,032	9,032
			Information Technology
			Communications Equipment – 0.3%
			Avaya, Inc. (ICE LIBOR plus 475 bps),
—	11,790	11,790	6.536%, 12-15-24	—	11,864	11,864

			Total Information Technology – 0.3%	—	11,864	11,864
			Industrials
			Building Products – 0.1%
			Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
3,333	—	3,333	9.877%, 3-27-22	3,033	—	3,033

			Total Industrials – 0.1%	3,033	—	3,033
			Materials
			Diversified Metals & Mining – 0.0%
			EP Minerals LLC (ICE LIBOR plus 750 bps),
781	—	781	9.484%, 8-20-21(F)	783	—	783

			Total Materials – 0.0%	783	—	783

20

			Telecommunication Services Integrated Telecommunication Services – 0.5%
			West Corp. (3-Month ICE LIBOR plus 400 bps),
—	19,775	19,775	5.877%, 10-10-24	—	19,946	19,946

			Total Telecommunication Services – 0.5%	—	19,946	19,946
			TOTAL LOANS – 2.5%	$6,729	$90,288	$97,017
			(Cost: $96,877)

			UNITED STATES GOVERNMENT OBLIGATIONS
			Treasury Inflation Protected Obligations – 3.5%
			U.S. Treasury Notes:
—	27,967	27,967	0.125%, 4-15-21	—	27,720	27,720
—	67,935	67,935	0.625%, 1-15-26	—	67,864	67,864
—	5,202	5,202	0.125%, 7-15-26	—	4,995	4,995
—	39,144	39,144	1.000%, 2-15-46	—	39,989	39,989

				—	140,568	140,568

			Treasury Obligations – 1.1%
			U.S. Treasury Bonds:
4,000	—	4,000	8.000%, 11-15-21	4,764	—	4,764
2,000	—	2,000	7.250%, 8-15-22	2,392	—	2,392
—	36,882	36,882	2.750%, 8-15-47	—	35,172	35,172

				7,156	35,172	42,328

			TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.6%	$7,156	$175,740	$182,896
			(Cost: $187,372)

TROY OUNCES			BULLION – 4.4%
—	131	131	Gold	$—	$173,999	$173,999

			(Cost: $155,004)

PRINCIPAL			SHORT-TERM SECURITIES
			Commercial Paper(M) – 1.6%
			Clorox Co. (The):
$—	$8,845	$8,845	1.993%, 4-3-18	—	8,843	8,843
—	3,000	3,000	2.440%, 4-27-18	—	2,994	2,994
			E.I. du Pont de Nemours and Co.,
—	5,000	5,000	2.053%, 4-4-18	—	4,998	4,998
			General Dynamics Corp.,
—	5,000	5,000	2.050%, 4-20-18	—	4,994	4,994
			Hewlett Packard Enterprise Corp.,
—	10,000	10,000	2.281%, 4-5-18	—	9,997	9,997

21

			International Paper Co.,
—	5,000	5,000	2.390%, 4-16-18	—	4,995	4,995
			Kroger Co. (The),
—	6,644	6,644	2.201%, 4-2-18	—	6,643	6,643
			McDonalds Corp.,
—	10,000	10,000	2.003%, 4-3-18	—	9,997	9,997
			Northern Illinois Gas Co.:
—	5,000	5,000	2.201%, 4-4-18	—	4,998	4,998
—	5,000	5,000	2.221%, 4-5-18	—	4,998	4,998

				—	63,457	63,457

			Master Note – 0.1%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1,343	2,831	4,174	1.980%, 4-5-18(N)	1,343	2,831	4,174

			Municipal Obligations – 0.1%
			LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
—	1,400	1,400	1.650%, 4-7-18(N)	—	1,400	1,400
			NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1,400	—	1,400	1.560%, 4-7-18(N)	1,400	—	1,400

				1,400	1,400	2,800

			United States Government Agency Obligations – 0.1%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
3,000	—	3,000	1.810%, 4-7-18(N)	3,000	—	3,000
3,280	—	3,280	1.820%, 4-7-18(N)	3,280	—	3,280

				6,280	—	6,280

			TOTAL SHORT-TERM SECURITIES – 1.9%	$9,023	$67,688	$76,711
			(Cost: $76,720)
			TOTAL INVESTMENT SECURITIES – 99.6%	$633,187	$3,303,780	$3,936,967
			(Cost: $3,840,598)

			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%	4,637	12,074	16,711
			NET ASSETS – 100.0%	$637,824	$3,315,854	$3,953,678	(O)

NOTES TO PRO FORMA CONSOLIDATED SCHEDULE OF INVESTMENTS

(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Restricted securities. At March 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$448,211	$2,641
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	4,038

			$616,742	$6,679

The total value of these securities represented 0.2% of net assets at March 31, 2018.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.
(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)	Securities whose value was determined using significant unobservable inputs.

22

(G)	All or a portion of securities with an aggregate value of $987 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $198,983 or 5.0% of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, COP – Columbian Peso, MXN – Mexican Peso, RUB – Russian Ruble and SGD – Singapore Dollar).
(J)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.
(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	Rate shown is the yield to maturity at March 31, 2018.
(N)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(O)

No adjustments are shown to the unaudited Pro Forma Schedule of Investments upon consummation of the merger. Although securities may need to be sold upon consummation of the merger in order for the Asset Strategy Fund to comply with its prospectus guidelines, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

PRINCIPAL AMOUNT OF CONTRACT (DENOMINATED IN INDICATED CURRENCY)			FORWARD FOREIGN CURRENCY CONTRACTS	UNREALIZED APPRECIATION
Ivy Global Income Allocation Fund	Ivy Asset Strategy Fund	Acquiring Fund Proforma		Ivy Global Income Allocation Fund	Ivy Asset Strategy Fund	Acquiring Fund Proforma

GBP 9,400	—	GBP 9,400	Sell British Pound, Counterparty – UBS AG, Settlement Date 7-5-18	$30	$—	$30

Euro 16,000	—	Euro 16,000	Sell Euro, Counterparty – UBS AG, Settlement Date 7-5-18	13	—	13

				$43	$—	$43

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$194,598	$129,001	$6,679
Consumer Staples	204,645	74,655	—
Energy	208,431	52,491	—
Financials	210,946	433,724	—
Health Care	152,816	37,404	—
Industrials	162,861	238,097	—
Information Technology	560,706	71,951	—
Materials	—	70,723	—
Real Estate	6,338	—	—
Telecommunication Services	—	49,422	—
Utilities	17,560	—	—

Total Common Stocks	$1,718,901	$1,157,468	$6,679

23

Investment Funds	10,485	—	—
Corporate Debt Securities	—	452,516	—
Other Government Securities	—	60,295	—
Loans	—	85,028	11,989
United States Government Obligations	—	182,896	—
Bullion	173,999	—	—
Short-Term Securities	—	76,711	—

Total	$1,903,385	$2,014,914	$18,668

Forward Foreign Currency Contracts	$—	$43	$—

During the twelve month period ended March 31, 2018, securities totaling $650,146 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Securities totaling $240,767 were transferred from Level 3 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $757 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. Transfers between levels represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 4-1-17	$313,778	$75,762	$8,845
Net realized gain (loss)	(81,330)	23,915	(1,865)
Net change in unrealized appreciation (depreciation)	58,908	(14,188)	2,019
Purchases	—	—	11,094
Sales	(43,910)	(86,573)	(8,830)
Amortization/Accretion of premium/discount	—	1,084	(30)
Transfers into Level 3 during the period	—	—	756
Transfers out of Level 3 during the period	(240,767)	—	—

Ending Balance 3-31-18	$6,679	$—	$11,989

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-18	($29,115)	$—	136

Information about Level 3 fair value measurements:

Assets	Fair Value at 3-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Common Stocks	$6,679	Discounted cash flows model	Weighted average cost of capital	15.30%
			Illiquidity discount	10%
Loans	11,989	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this pro forma schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

24

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

TB = Treasury Bill

Pro Forma Market Sector Diversification
(as a % of net assets)
Financials	23.6%
Information Technology	16.6%
Industrials	10.6%
Consumer Discretionary	9.8%
Consumer Staples	7.7%
Energy	7.5%
Health Care	5.7%
United States Government Obligations	4.6%
Telecommunication Services	3.1%
Materials	1.9%
Other Government Securities	1.5%
Utilities	0.5%
Real Estate	0.2%
Other+	6.7%

+	Includes bullion, cash and other assets (net of liabilities), and cash equivalents

25

NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF March 31, 2018

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED March 31, 2018

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy Asset Strategy Fund and Ivy Global Income Allocation Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Ivy Asset Strategy Fund’s investment objective is to provide total return. Ivy Asset Strategy Fund seeks to achieve its investment objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as in derivative instruments, precious metals and investments with exposure to various foreign currencies. Ivy Global Income Allocation Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Ivy Global Income Allocation Fund seeks to achieve its investment objective by investing principally in equity and debt securities issued by companies and governments of any size. Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase. Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

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Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

The Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

The Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. The Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. The Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO or WRIMCO consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. Custodian fees on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The Earnings credit line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current

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quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each

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debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

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U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of March 31, 2018.

Ivy Asset Strategy Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$181,140	$116,567	$6,679
Consumer Staples	186,639	52,321	—
Energy	182,049	33,931	—
Financials	187,354	368,040	—
Health Care	121,758	30,522	—
Industrials	140,590	196,651	—
Information Technology	525,403	71,951	—
Materials	—	62,037	—
Telecommunication Services	—	35,969	—

Total Common Stocks	$1,524,933	$967,989	$6,679
Corporate Debt Securities	—	254,539	—
Other Government Securities	—	41,925	—
Loans	—	79,082	11,206
United States Government Obligations	—	175,740	—
Bullion	173,999	—	—
Short-Term Securities	—	67,688	—

Total	$1,698,932	$1,586,963	$17,885

During the twelve month period ended March 31, 2018, securities totaling $499,609 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Securities totaling $240,767 were transferred from Level 3 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers between levels represent the values as of the beginning of the reporting period.

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Ivy Global Income Allocation Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$13,458	$12,434	$—
Consumer Staples	18,006	22,334	—
Energy	26,382	18,560	—
Financials	23,592	65,684	—
Health Care	31,058	6,882	—
Industrials	22,271	41,446	—
Information Technology	35,303	—	—
Materials	—	8,686	—
Real Estate	6,338	—	—
Telecommunication Services	—	13,453	—
Utilities	17,560	—	—

Total Common Stocks	$193,968	$189,479	$—
Investment Funds	10,485	—	—
Corporate Debt Securities	—	197,977	—
Other Government Securities	—	18,370	—
Loans	—	5,946	783
United States Government Obligations	—	7,156	—
Short-Term Securities	—	9,023	—

Total	$204,453	$427,951	$783

Forward Foreign Currency Contracts	$—	$43	$—

During the twelve month period ended March 31, 2018, securities totaling $757 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. Securities totaling $150,537 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers between levels represent the values as of the beginning of the reporting period.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Global Income Allocation Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

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Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Asset Strategy Fund purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. The Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Asset Strategy Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2018:

Assets

					Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Global Income Allocation Fund
Unrealized appreciation on forward foreign currency contracts	$43	$—	$43	$(43)	$—	$—	$—

Liabilities

					Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Global Income Allocation Fund
Unrealized depreciation on forward foreign currency contracts(1)	$974	$—	$974	$(43)	$(931)	$—	$—

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

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Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2018:

	Type of Risk Exposure	Assets		Liabilities
Fund		Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Global Income Allocation Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$43		$—

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(2,733)	$12,444	$—	$2,893	$—	$12,604
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	(5,160)	(5,160)

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$—	$(5,650)	$—	$—	$—	$(5,650)
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	(109)	(109)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the twelve month period ended March 31, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Asset Strategy Fund	$—	$—	$—	$64,191	$476	$256
Ivy Global Income Allocation Fund	441	—	—	—	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5. BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and Statement of Additional Information.

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The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2018 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,315,854	$174,428	5.26%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	3,315,854	6,989	0.21%

6. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on June 26, 2018 unanimously approved a proposed reorganization, in which the Ivy Asset Strategy Fund series of the Trust will acquire all of the assets and assume all of the liabilities of the Ivy Global Income Allocation Fund in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Ivy Asset Strategy Fund series of the Trust (the Reorganization). As contemplated under the Reorganization, the Ivy Global Income Allocation Fund will distribute Ivy Asset Strategy Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of the Ivy Global Income Allocation Fund will receive shares of the same class in the Ivy Asset Strategy Fund that they currently own. The aggregate NAV of Ivy Asset Strategy Fund shares received by the Ivy Global Income Allocation Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Ivy Global Income Allocation Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The Ivy Asset Strategy Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at March 31, 2018. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended March 31, 2018. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of March 31, 2018, the portfolio of securities held by the Ivy Global Income Allocation Fund complied with the fundamental investment restrictions of Ivy Asset Strategy Fund, and the Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2018. Following the Reorganization, the Ivy Asset Strategy Fund will be the accounting survivor.

The total amount of the expenses for the Reorganization is estimated to be approximately $181,000. The total amount of the expenses for the Reorganization will be evenly split between the Global Income Fund and the Asset Strategy Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

7. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Asset Strategy Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $28,000 Million	0.550%

	$28,000 to $53,000 Million	0.545%

	Over $53,000 Million	0.540%

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Ivy Global Income Allocation Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.545%

	Over $10,000 Million	0.540%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

36

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the twelve month period ended March 31, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC				Commissions Paid(1)
		Class A	Class B	Class C	Class E
Ivy Asset Strategy Fund	$360	$1	$141	$39	$—	$340
Ivy Global Income Allocation Fund	118	2	6	2	—	101

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the twelve month period ended March 31, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced

Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2020	1.00%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Ivy Global Income Allocation Fund	Class E	Contractual	6-4-2012	7-31-2019	1.31%(1)	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	6-4-2012	7-31-2019	1.17%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	3-17-2014	7-31-2019	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Acquiring Fund ProForma	Class E	Contractual	Effective Date of Merger	7-31-2020	1.00%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class N	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class I	12b-1 Fees and/or Shareholder Servicing

(1)	Reflects the lower expense limit which went into effect July 5, 2017.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

37

8. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended March 31, 2018
Ivy Asset Strategy Fund	Shares	Value
Shares issued from sale of shares:
Class A	14,617	$354,511
Class B	26	592
Class C	870	19,210
Class E	147	3,455
Class I	5,066	120,971
Class N	87	2,098
Class R	262	6,001
Class Y	415	9,709
Shares issued in reinvestment of distributions to shareholders:
Class A	1,326	31,108
Class B	99	2,178
Class C	1,205	26,811
Class E	48	1,123
Class I	816	19,379
Class N	3	64
Class R	50	1,172
Class Y	219	5,164
Shares redeemed:
Class A	(19,989)	(463,977)
Class B	(3,148)	(68,550)
Class C	(36,553)	(813,846)
Class E	(381)	(8,857)
Class I	(23,293)	(535,987)
Class N	(604)	(14,465)
Class R	(1,070)	(24,491)
Class Y	(4,197)	(97,153)

Net decrease	(63,979)	$(1,423,780)

38

	For the twelve months ended March 31, 2018
Ivy Global Income Allocation Fund	Shares	Value
Shares issued from sale of shares:
Class A	2,348	$36,380
Class B	11	165
Class C	187	2,842
Class E	29	440
Class I	3,618	55,904
Class N	2,345	36,083
Class R	— *	5
Class Y	52	798
Shares issued in reinvestment of distributions to shareholders:
Class A	466	7,124
Class B	6	87
Class C	77	1,155
Class E	8	117
Class I	1,007	15,515
Class N	84	1,299
Class R	— *	— *
Class Y	6	85
Shares redeemed:
Class A	(3,940)	(60,374)
Class B	(111)	(1,671)
Class C	(1,507)	(23,095)
Class E	(38)	(586)
Class I	(10,705)	(165,447)
Class N	(329)	(5,088)
Class R	(2)	(30)
Class Y	(165)	(2,536)

Net decrease	(6,553)	$(100,828)

*	Not shown due to rounding.

9. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2018, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the Acquired Fund, as of March 31, 2018, divided by the NAV per share of the shares of the Acquiring Fund as of March 31, 2018. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2018:

Ivy Asset Strategy Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	56,072	8,279	64,351
Class B	3,824	108	3,932
Class C	43,742	1,306	45,048
Class E	1,536	134	1,670
Class I	25,539	15,112	40,651
Class N	92	1,402	1,494
Class R	2,260	12	2,272
Class Y	7,266	54	7,320

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10. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Ivy Asset Strategy Fund	$3,288,308	$662,074	$646,602	$15,472
Ivy Global Income Allocation Fund	598,921	60,725	26,459	34,266

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Asset Strategy Fund	$11,718	$100,103	$—	$—	$—
Ivy Global Income Allocation Fund	2,328	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Asset Strategy Fund	$28,544	$67,045	$—	$—
Ivy Global Income Allocation Fund	26,293	—	28,894	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2018, the capital loss carryovers were as follows:

	Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Asset Strategy Fund	$—	$—
Ivy Global Income Allocation Fund	26,534	25,970

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        PO BOX 8035, CARY, NC 27512

YOUR VOTE IS IMPORTANT!

PLEASE VOTE BY:

INTERNET Go To: www.proxypush.com/IVY • Cast your vote online. • Have your Proxy Card ready. • Follow the simple instructions to record your vote.

PHONE Call 1-866-648-8136 • Use any touch-tone telephone, 24 hours a day, 7 days a week. • Have your Proxy Card ready. • Follow the simple recorded instructions.

MAIL • Mark, sign and date your Proxy Card. • Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.

PROXY TABULATOR

PO    BOX    8035

CARY, NC 27512-9916

òPlease fold here—Do not separateò

IVY GLOBAL INCOME ALLOCATION FUND

a series of Ivy Funds

SPECIAL MEETING OF SHAREHOLDERS

November 1, 2018

The undersigned hereby revokes all previous proxies for his/her shares of the Ivy Global Income Allocation Fund (the “Global Income Allocation Fund”) and appoints Jennifer K. Dulski and Scott J. Schneider and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Global Income Allocation Fund that the undersigned is entitled to vote at the Global Income Allocation Fund’s Special Meeting of Shareholders (“Meeting”) to be held at 6300 Lamar Avenue, Overland Park, Kansas 66202-4200 at 2:00 p.m., Central time on November 1, 2018 including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited by the Board of Trustees of the Ivy Funds, on behalf of the Global Income Allocation Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the proposal to approve an Agreement and Plan of Reorganization between the Global Income Allocation Fund and the Ivy Asset Strategy Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY CARD TODAY. Please refer to the Proxy Statement/Prospectus for a discussion of the Proposal.

YOU ARE URGED TO DATE AND SIGN THIS PROXY CARD AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

Note: Please sign exactly as your name appears on the proxy card. If signing for estates, trusts or other fiduciaries, your title or capacity should be stated, and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

Signature (and Title if applicable)	Date

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PXY-IVYGIA-v1

EVERY SHAREHOLDER’S VOTE IS

IMPORTANT!

Important Notice Regarding the Availability of

Proxy Materials for the Special Meeting of

Shareholders to Be Held on

November 1, 2018.

The Proxy Statement/Prospectus for this Meeting is

available at: www.proxypush.com/IVY

PLEASE VOTE YOUR PROXY TODAY!

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

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THE BOARD OF TRUSTEES OF THE IVY FUNDS UNANIMOUSLY RECOMMENDS A VOTE “FOR” PROPOSAL 1.

FOR	AGAINST	ABSTAIN

1.  To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ivy Global Income Allocation Fund to, and the assumption of all of the liabilities of the Ivy Global Income Allocation Fund by, the Ivy Asset Strategy Fund in exchange for shares of the Ivy Asset Strategy Fund and the distribution of such shares to the shareholders of the Ivy Global Income Allocation Fund in complete liquidation of the Ivy Global Income Allocation Fund.

☐	☐	☐

YOUR VOTE IS IMPORTANT!

PLEASE BE SURE TO SIGN, DATE AND RETURN YOUR

PROXY CARD TODAY IN THE ACCOMPANYING

ENVELOPE.

NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

PART C: OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(i)

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xviii)	Schedule A to the Agreement and Declaration of Trust, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xvix)	Amended and Restated Agreement and Declaration of Trust for Ivy Funds, dated August 15, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xx)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

	(xxi)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

2.	By-laws:

	(a)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(ii)

(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(iii)

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(iv)

	(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlvi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wilshire Associates, Inc. (Ivy Wilshire Global Allocation Fund), effective February 26, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlvii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlviii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlvix)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pzena Investment Management, LLC (Ivy Pzena International Value Fund), effective July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(v)

(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(vi)

	(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxii)	Amended and Restated Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xxxiii)	Amended and Restated Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(vii)

(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(v)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(vi)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vii)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(viii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxiv)	Appendix A to the Multiple Class Plan for Ivy Funds, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(xxv)	Amended and Restated Appendix A to the Multiple Class Plan for Ivy Funds, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(viii)

	(xxvi)	Amended and Restated Appendix A to the Multiple Class Plan for Ivy Funds, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable is incorporated by reference to the Opinion and Consent of Counsel previously filed on EDGAR on Form N-14 on June 27, 2018.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

	(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(ix)

(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds

(x)

Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed

(xi)

Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xiii)

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy

(xiv)

Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xv)

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xvi)

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xvii)

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle

(xviii)

Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxx)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(xix)

(cxxxiii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxiv)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(cxxxv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated November 14, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(cxxxvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Pictet Emerging Markets Local Currency Debt Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxvii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy IG International Small Cap Fund and Ivy Pictet Targeted Return Bond Fund, dated November 15, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxviii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy IG International Small Cap Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund, dated November 15, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxix)	Amended and Restated Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxl)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxli)	Amended and Restated Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlii)	Amended and Restated Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxliii)	Amended and Restated Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxliv)	Management Fee Waiver Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Pzena International Value Fund and Ivy Securian Real Estate Securities Fund, effective July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy

(xx)

Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Government Securities Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated October 9, 2017, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund, Ivy Cash Management Fund and Ivy Wilshire Global Allocation Fund, dated January 8, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlvii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund, dated January 8, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlviii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Balanced Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlix)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cl)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cli)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Emerging Markets Equity Fund, Ivy Global Income Allocation Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund and Ivy Small Cap Growth Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(clii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cliii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxi)

	(cliv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy International Core Equity Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Natural Resources Fund, Ivy Pzena International Value Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund and Ivy Small Cap Core Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(clv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund and Ivy IG International Small Cap Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(clvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Energy Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. 14.

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney is incorporated by reference to the Power of Attorney previously filed on EDGAR on Form N-14 on June 27, 2018.

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(xxii)

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.
(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)	Code of Ethics for Pictet Asset Management, amended December 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(xxiii)

(xxx)	Code of Ethics for Pzena Investment Management, LLC, dated December 2017, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxxi)	Code of Ethics for LaSalle Investment Management Securities, effective January 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxxii)	Ivy Funds Prospectus dated July 31, 2018 filed with Post-Effective Amendment No. 159 (Accession No. 0001193125-18-227777), and incorporated by reference herein.

(xxxiii)	Ivy Funds Statement of Additional Information dated July 31, 2017, filed with Post-Effective Amendment No. 142 (Accession No. 0001193125-18-227777), and incorporated by reference herein.

(xxxiv)	Ivy Funds Annual Report dated March 31, 2018, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2018.

Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

(xxiv)

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Overland Park, and State of Kansas, on the 7th day of August, 2018.

IVY FUNDS a Delaware statutory trust (Registrant)

By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 7th day of August, 2018.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal
Joseph W. Kauten	Accounting Officer

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp	ATTEST:	/s/ Jennifer K. Dulski
	Philip A. Shipp, Attorney-in-Fact		Jennifer K. Dulski, Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.14	Consent of Independent Registered Accounting Firm